  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 2003.
                         SECURITIES ACT FILE NO. 333-

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933 [X]

                       PRE-EFFECTIVE AMENDMENT NO. [_]

                       POST-EFFECTIVE AMENDMENT NO. [_]

                    CONSULTING GROUP CAPITAL MARKETS FUNDS
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                     125 BROAD STREET, NEW YORK, NY 10004
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                1-800-451-2010
                 (REGISTRANT'S AREA CODE AND TELEPHONE NUMBER)

                            ROBERT I. FRENKEL, ESQ.
                    CONSULTING GROUP CAPITAL MARKETS FUNDS
                      300 FIRST STAMFORD PLACE, 4TH FLOOR
                              STAMFORD, CT 06902
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH COPIES TO:

         BURTON M. LEIBERT, ESQ.             ROBERT I. FRENKEL, ESQ.
           MARY C. CARTY, ESQ.           SMITH BARNEY FUND MANAGEMENT LLC
       WILLKIE FARR & GALLAGHER LLP     300 FIRST STAMFORD PLACE, 4TH FLOOR
            787 SEVENTH AVENUE                  STAMFORD, CT 06902
         NEW YORK, NY 10019-6099

   APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

                     TITLE OF SECURITIES BEING REGISTERED:
      Shares of Beneficial Interest ($0.001 par value) of the Registrant

   The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                               -----------------

   The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

================================================================================

                    CONSULTING GROUP CAPITAL MARKETS FUNDS

                               125 Broad Street
                           New York, New York 10004

                          Mortgage Backed Investments
                     Multi-Sector Fixed Income Investments
                          Long-Term Bond Investments
                     Intermediate Fixed Income Investments

                                                                         , 2004

Dear Shareholders:

   The shareholders of Mortgage Backed Investments, Multi-Sector Fixed Income Investments and Long-Term Bond Investments (the "Acquired Funds"), each a series of Consulting Group Capital Markets Funds (the "Trust"), are being asked to vote on a Plan of Reorganization whereby all of the assets of each of the Acquired Funds would be transferred in a tax-free reorganization to Intermediate Fixed Income Investments (the "Acquiring Fund"), also a series of the Trust, in exchange for shares of beneficial interest of the Acquiring Fund. This proposal is conditioned on approval of the proposal to be voted on by shareholders of the Acquiring Fund discussed in the following paragraph. If the Plan of Reorganization is approved and consummated, you would no longer be a shareholder of your fund, but would become a holder of shares of beneficial interest of the Acquiring Fund.

   In addition, the shareholders of the Acquiring Fund are being asked to vote to approve a proposal (conditioned on approval of the above proposal) to change the Acquiring Fund's investment objective. The Fund's current investment objective is current income and reasonable stability of principal. If shareholders of the Acquiring Fund approve the change, conditioned on approval by shareholders of the Acquired Funds of the above proposal, the Fund's investment policy will change to maximum total return, consistent with preservation of capital and prudent investment management. If both proposals are approved and the Acquiring Fund's investment objective is changed, the Acquiring Fund's name will also be changed to "Core Fixed Income Investments."

   AFTER CAREFUL REVIEW, THE MEMBERS OF THE TRUST'S BOARD OF TRUSTEES HAVE APPROVED THE PROPOSALS SET FORTH IN THE NOTICE OF SPECIAL MEETING. THE BOARD OF TRUSTEES BELIEVES THAT THE PROPOSALS ARE IMPORTANT AND RECOMMENDS THAT YOU READ THE ENCLOSED MATERIALS CAREFULLY AND THEN VOTE FOR THE PROPOSAL(S) APPLICABLE TO YOUR FUND(S).

   Your vote is important. PLEASE TAKE A MOMENT TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. If you prefer, you can
fax the signed proxy card(s) (both front and back sides) to    -   -    ; vote
by telephone by calling    -   -     using the 14-digit control number located
on your proxy card(s); or vote through the internet by going to www.[website].com using the [14]-digit control number located on your proxy card(s). The Trust may also solicit proxies from shareholders by letter or telephone. Voting by fax, telephone or through the internet will reduce the time and costs associated with the proxy solicitation. When the Trust records proxies by telephone or through the internet, it will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and
(iii) confirm that their instructions have been properly recorded. For more information, please call 1-800-451-2010.

   Whichever voting method you choose, please read the full text of the accompanying Prospectus/Proxy Statement before you vote.

                                          Respectfully,


                                                       /s/  R. JAY GERKEN
                                                  -----------------------------
                                                  R. Jay Gerken
                                                  Chairman of the Board,
                                                    President and Chief
                                                    Executive
                                                    Officer Consulting Group
                                                    Capital Markets Funds

   WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE (OR VOTE BY TELEPHONE OR THROUGH THE INTERNET) TO ENSURE A QUORUM AT THE MEETING. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.

   IF YOU HAVE ANY QUESTIONS CONCERNING THE PROSPECTUS/PROXY STATEMENT OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT OUR
PROXY SOLICITOR, ALAMO DIRECT, AT               .

                    CONSULTING GROUP CAPITAL MARKETS FUNDS

                               125 Broad Street
                           New York, New York 10004

                          Mortgage Backed Investments
                     Multi-Sector Fixed Income Investments
                          Long-Term Bond Investments
                     Intermediate Fixed Income Investments

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

   Please take notice that a Special Meeting of Shareholders (the "Special Meeting") of Consulting Group Capital Markets Funds (the "Trust"), on behalf of four of its series, Mortgage Backed Investments, Multi-Sector Fixed Income Investments and Long-Term Bond Investments (each, an "Acquired Fund" and together, the "Acquired Funds") and Intermediate Fixed Income Investments (the "Acquiring Fund" and, together with the Acquired Funds, the "Funds") will be held at The Citigroup Center, 153 East 53rd Street, 14th Floor, New York, NY
10048, on              , 2004, at      [a.m.]\[p.m.], Eastern time, for the
following purposes:

PROPOSAL 1:               To approve a Plan of Reorganization providing for (i) the acquisition of all of
(Mortgage Backed          the assets of each of the Acquired Funds in exchange for shares of beneficial
Investments, Multi-Sector interest of the Acquiring Fund, and the assumption by the Acquiring Fund of
Fixed Income Investments  all the liabilities of each of the Acquired Funds and (ii) the distribution to
and Long-Term Bond        shareholders of each Acquired Fund of such shares of beneficial interest of
Investments only)         the Acquiring Fund in liquidation of each Acquired Fund and the cancellation of each Acquired Fund's outstanding shares, conditioned upon approval of
                          Proposal 2.

PROPOSAL 2:               To approve a change in the investment objective of the Fund, conditioned
(Intermediate Fixed       upon approval of Proposal 1.
Income Investments only)

   The appointed proxies will vote in their discretion on any other business as may properly come before the Special Meeting or any adjournments thereof.

   Holders of record of shares of each Fund at the close of business on
             , 2004 are entitled to vote at the Special Meeting, and at any adjournments thereof, with respect to their Fund or Funds.

   If the necessary quorum to transact business or the vote required to approve either of the above proposals (the "Proposals") or any other business as may properly come before the Special Meeting is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies with respect to such matter. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the applicable Fund's or Funds' outstanding shares entitled to vote and present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of such Proposal or matter and will vote against any such adjournment those proxies to be voted against such Proposal or matter. For more information, please call 1-800-451-2010.

                                               By Order of the Board of Trustees

                                                    /s/  ROBERT I. FRENKEL
                                               ---------------------------------
                                               Robert I. Frenkel
                                               Secretary

             , 2004

   IMPORTANT--WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN THE CARD(S) IN THE ENCLOSED ADDRESSED ENVELOPE (OR VOTE BY TELEPHONE OR THROUGH THE INTERNET) WHICH REQUIRES NO POSTAGE AND IS INTENDED FOR YOUR CONVENIENCE. YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU CAN ATTEND THE SPECIAL MEETING AND WISH TO VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL BE ABLE TO DO SO.

INSTRUCTIONS FOR SIGNING PROXY CARDS

   The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

      1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

      2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

      3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

       Registration                              Valid Signature
       ------------                              ---------------
       CORPORATE ACCOUNTS
          (1) ABC Corp.......................... ABC Corp.
          (2) ABC Corp.......................... John Doe, Treasurer
          (3) ABC Corp..........................
              c/o John Doe, Treasurer            John Doe
          (4) ABC Corp. Profit Sharing Plan..... John Doe, Trustee

       TRUST ACCOUNTS
          (1) ABC Trust......................... Jane B. Doe, Trustee
          (2) Jane B. Doe, Trustee..............
              u/t/d 12/28/78                     Jane B. Doe

       CUSTODIAL OR ESTATE ACCOUNTS
          (1) John B. Smith, Cust...............
              f/b/o John B. Smith, Jr. UGMA      John B. Smith
          (2) Estate of John B. Smith........... John B. Smith, Executor

                               TABLE OF CONTENTS

GENERAL.....................................................................  1
PROPOSAL 1: APPROVAL OF PLAN OF REORGANIZATION..............................  4
SYNOPSIS....................................................................  5
INVESTMENT OBJECTIVES AND POLICIES OF THE ACQUIRING FUND AND THE ACQUIRED
  FUNDS.....................................................................  6
INVESTMENT MANAGEMENT FEES AND EXPENSES.....................................  9
PURCHASE, REDEMPTION AND EXCHANGE INFORMATION............................... 13
DIVIDENDS AND OTHER DISTRIBUTIONS........................................... 13
THE PROPOSED REORGANIZATION................................................. 13
REASONS FOR THE PROPOSED REORGANIZATION..................................... 14
DESCRIPTION OF THE SECURITIES TO BE ISSUED.................................. 16
FEDERAL INCOME TAX CONSEQUENCES............................................. 18
LIQUIDATION AND TERMINATION OF THE ACQUIRED FUNDS........................... 18
PORTFOLIO SECURITIES........................................................ 19
CAPITALIZATION AND PERFORMANCE.............................................. 19
ADDITIONAL INFORMATION ABOUT THE FUNDS...................................... 20
PROPOSAL 2: APPROVAL OF A CHANGE IN THE INVESTMENT OBJECTIVE OF INTERMEDIATE
  FIXED INCOME INVESTMENTS.................................................. 21
DELIBERATIONS OF THE BOARD OF TRUSTEES...................................... 23
INVESTMENT STRATEGIES AND RISK FACTORS...................................... 24
ADDITIONAL INFORMATION...................................................... 32

ADDITIONAL MATERIALS

   The following additional materials, which have been incorporated by
reference into the Statement of Additional Information, dated              ,
2004, relating to this Prospectus/Proxy Statement, will be sent to all shareholders of each Acquired Fund requesting a copy of such Statement of Additional Information.

    1. Statement of Additional Information for the Acquiring Fund and for each Acquired Fund, dated December 29, 2003.

    2. Annual Report of the Acquiring Fund and of each Acquired Fund for the year ended August 31, 2003.

The information in this Prospectus/Proxy Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus/Proxy Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                SUBJECT TO COMPLETION, DATED DECEMBER 23, 2003

                          PROSPECTUS/PROXY STATEMENT

                    CONSULTING GROUP CAPITAL MARKETS FUNDS

                               125 Broad Street
                           New York, New York 10004

                          Mortgage Backed Investments
                     Multi-Sector Fixed Income Investments
                          Long-Term Bond Investments
                     Intermediate Fixed Income Investments

                                          , 2004

                                    GENERAL

   This Prospectus/Proxy Statement is furnished to shareholders of Mortgage Backed Investments, Multi-Sector Fixed Income Investments and Long-Term Bond Investments (the "Acquired Funds"), each a series of Consulting Group Capital Markets Funds (the "Trust") and Intermediate Fixed Income Investments (the "Acquiring Fund"), also a series of the Trust, in connection with a proposed reorganization whereby all of the assets of each of the Acquired Funds would be acquired by the Trust, on behalf of the Acquiring Fund, in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Funds (collectively, the "Reorganization"). Shares of beneficial interest of the Acquiring Fund thereby received would then be distributed to the shareholders of the respective Acquired Funds in complete liquidation of each of the Acquired Funds, and each Acquired Fund would be terminated as a series of the Trust. As a result of the Reorganization, each shareholder of each of the Acquired Funds would receive that number of full and fractional shares of beneficial interest of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of beneficial interest of the applicable Acquired Fund(s) held as of the close of business on the Closing Date (as defined herein) of the Reorganization. Shareholders of the Acquired Funds are being asked to vote on a Plan of Reorganization pursuant to which such transactions, as described more fully below, would be consummated.

   In addition, shareholders of the Acquiring Fund are being asked to approve a proposal to change the Acquiring Fund's investment objective. These proposals (the "Proposals") are set forth below:

PROPOSAL 1:               To approve a Plan of Reorganization providing for (i) the acquisition of all of
(Mortgage Backed          the assets of each of the Acquired Funds in exchange for shares of beneficial
Investments, Multi-Sector interest of the Acquiring Fund, and the assumption by the Acquiring Fund of
Fixed Income Investments  all the liabilities of each of the Acquired Funds and (ii) the distribution to
and Long-Term Bond        shareholders of each Acquired Fund of such shares of beneficial interest of
Investments only)         the Acquiring Fund in liquidation of each Acquired Fund and the cancellation of each Acquired Fund's outstanding shares, conditioned upon approval of
                          Proposal 2.

PROPOSAL 2:               To approve a change in the fundamental investment objective of the
(Intermediate Fixed       Acquiring Fund, conditioned upon approval of Proposal 1.
Income Investments only)

   This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. For a more detailed discussion of the investment objective, policies, restrictions and risks of the Acquiring Fund, see the prospectus for the Acquiring Fund, dated December 29, 2003, as supplemented from time to time, which is included herewith and incorporated herein by reference./1/ This Prospectus/Proxy Statement is also accompanied by the Acquiring Fund's annual report to shareholders for the fiscal year ended August 31, 2003, which is included herewith and incorporated herein by reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of the Acquired Funds, see the prospectus for the Acquired Funds, dated December 29, 2003, as supplemented from time to time, and the annual report to shareholders for the fiscal year ended August 31, 2003, each of which is incorporated herein by reference and copies of which may be obtained without charge by writing to the Trust at 125 Broad Street, New York, New York 10004, or by calling 1-800-451-2010. No person has been authorized to give any information or to make any representations other than those contained in this combined Prospectus/Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.

   A Statement of Additional Information of the Acquired Funds and the
Acquiring Fund dated            , 2004 containing additional information about
the Reorganization and the parties thereto has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the Statement of Additional Information is available upon request and without charge by writing to or calling Smith Barney Mutual Funds at the address or phone number listed above. Shareholder inquiries regarding the Acquired Funds or the Acquiring Fund may also be made by calling the phone number listed above.

   Background. Each of the Acquired Funds and the Acquiring Fund is a diversified series of the Trust, an open-end management investment company organized as a Massachusetts business trust. The Acquiring Fund's investment objective is current income and reasonable stability of principal./2/ The Acquiring Fund invests, under normal conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and instruments issued by governmental and corporate issuers. Mortgage Backed Investments' investment objective is high current income and, secondarily, capital appreciation, each to the extent consistent with the protection of capital. Mortgage Backed Investments invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-related securities representing pools of mortgage loans assembled for sale to investors by various U.S. government agencies and government-related organizations and private issuers. Multi-Sector Fixed Income Investments' investment objective is total return consisting of capital appreciation and income. Multi-Sector Fixed Income Investments invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by U.S. governmental and corporate issuers and mortgage-related and asset-backed securities. Long-Term Bond Investments' investment objective is total return consisting of current income and appreciation of capital through investments in fixed income securities without regard to remaining maturity.

--------
/1/ As discussed in this Prospectus/Proxy Statement, shareholders of the Acquiring Fund are also being asked to approve, conditioned on approval of Proposal 1 by the shareholders of the Acquired Funds, a change in the Acquiring Fund's investment objective. It is anticipated that this change will be effective immediately after the closing of the Reorganization. See Proposal 2 for a discussion of this proposed change in investment objective and other concomitant proposed changes to the investment strategies of the Acquiring Fund.
/2/ See Proposal 2 for a discussion of the proposed change in the Acquiring Fund's investment objective and concomitant changes to the Acquiring Fund's investment strategies.

Long-Term Bond Investment invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by U.S. governmental and corporate issuers and U.S. dollar denominated fixed income securities of foreign issuers and mortgage-related and asset-backed securities.

                               -----------------

   In the description of the Proposals below, the word "fund" is sometimes used to mean investment companies or series thereof in general, and not the Funds whose Prospectus/Proxy Statement this is. The Acquired Funds and the Acquiring Fund may each be referred to as a "Fund" and may also be referred to collectively as the "Funds." In addition, in this Prospectus/Proxy Statement, for simplicity, actions may be described as being taken by a Fund, although all actions are actually taken by the Trust, on behalf of the Acquiring Fund and/or an Acquired Fund, as the case may be.

   This Prospectus/Proxy Statement, the Notice of Special Meeting and proxy
card(s) are first being mailed to shareholders on or about            , 2004 or
as soon as practicable thereafter. Any shareholder of the Funds giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Trust at the address shown at the beginning of this Prospectus/Proxy Statement) received by the Trust prior to the Special Meeting or in person at the Special Meeting by executing a superseding proxy or by submitting a notice of revocation to the applicable Fund or Funds. Attending the Special Meeting without voting in person, however, will not revoke a previously submitted proxy. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the Proposals referred to in this Prospectus/Proxy Statement.

   The presence at any shareholders meeting, in person or by proxy, of the holders of shares of the Acquiring Fund or the applicable Acquired Fund, as the case may be, holding a majority of the outstanding shares of that Fund entitled to vote shall be necessary and sufficient to constitute a quorum for the transaction of business for that Fund. If the necessary quorum to transact business or the vote required to approve a Proposal or any other matters properly brought before the Special Meeting is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies with respect to the Proposal that did not receive the vote necessary for its passage or to obtain a quorum. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the applicable Fund's outstanding shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business for a Fund at the Special Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by a Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

   Holders of record of the shares of each Fund at the close of business on
           , 2004 (the "Record Date"), as to any matter on which they are entitled to vote, will be entitled to one vote per share on all business at the Special Meeting. Annex A to this Prospectus/Proxy Statement sets forth the number of shares of each Fund outstanding as of the Record Date.

   To the best knowledge of the Trust, as of the Record Date, except as set forth on Annex B, no person owned of record more than 5% of any class of the Acquiring Fund's or an Acquired Fund's outstanding shares.

   [As of the Record Date, less than 1% of the outstanding shares of either of the Acquiring Fund or any of the Acquired Funds were owned directly or beneficially by the officers and Trustees of the Trust as a group.]

   Additional Information. The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit that contains the Funds' investment manager. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this subcontractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

   The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

   CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into the future.

   CAM has briefed the Securities and Exchange Commission, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

                PROPOSAL 1: APPROVAL OF PLAN OF REORGANIZATION

   The Board of Trustees of the Trust, on behalf of each of the Acquired Funds and the Acquiring Fund, including a majority of the Trustees who are not "interested persons" of such Funds (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Trustees") approved, on December 3, 2003, a Plan of Reorganization (the "Plan"). Subject to its approval by the shareholders of the Acquired Funds, the Plan provides for the acquisition of all of the assets and the assumption of all of the liabilities of the Acquired Funds by the Acquiring Fund and the issuance of shares of beneficial interest of the Acquiring Fund to shareholders of the Acquired Funds. (The foregoing proposed transaction is referred to in this Prospectus/Proxy Statement as the "Reorganization"). As a result of the Reorganization, each shareholder of the Acquired Funds will become a shareholder of the Acquiring Fund and will hold, immediately after the closing of the Reorganization (the "Closing"), that number of full and fractional shares of beneficial interest of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of beneficial interest held in the Acquired Funds as of the close of business on the Closing Date (as defined below). The Closing is expected to occur during the first half of 2004, or on such later date as the parties may agree in writing (the "Closing Date").

                                   SYNOPSIS

   The following is a summary of certain information contained in this Prospectus/Proxy Statement. This summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of the Acquiring Fund, the Prospectus of the Acquired Funds and the Plan, the form of which is attached to this Prospectus/Proxy Statement as Exhibit A. Shareholders of the Acquired Funds should read this entire Prospectus/Proxy Statement carefully.

   Introduction. Like the Acquired Funds, the Acquiring Fund is managed by Consulting Group, a division of SBFM. SBFM is an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup") The officers, administrator (SBFM), auditors, custodian, distributor, transfer agent, sub-transfer agent and legal counsel of the Acquiring Fund and of each Acquired Fund are identical. As will be described more fully below, the Funds employ different subadvisers based on each Fund's specific investment policies. The Funds, as series of the Trust, are governed by the same Board of Trustees. Each Fund invests primarily in fixed income securities. Each Fund has the same fundamental investment restrictions.

   As manager, Consulting Group selects and oversees professional money managers (the "Subadvisers") who are responsible for investing the assets of the Funds. The Subadvisers are responsible for the day-to-day investment operations of the Funds in accordance with each Fund's investment objectives and policies. Subject to the review and approval of the Board of Trustees, Consulting Group is responsible for selecting, supervising and evaluating the Subadvisers. Consulting Group may adjust the allocation of a Fund's assets among its Subadvisers by up to 10%. The Funds rely upon an exemptive order from the Commission which permits Consulting Group to select new subadvisers or replace existing Subadvisers without first obtaining shareholder approval.

   Shares of the Funds are available to participants in advisory programs or asset based fee programs sponsored by Citigroup Global Markets, Inc. ("Citigroup Global Markets"), including the TRAK(R) Personalized Investment Advisory Service, or other qualified investment advisers approved by Consulting Group. The advisory services provide investors with asset allocation recommendations, which are implemented through the Funds. Shareholders of the Acquired Funds will continue to enjoy the same shareholder privileges as before upon becoming shareholders of the Acquiring Fund.

   It is a condition of the Reorganization that the Trust, on behalf of each Fund, receive an opinion of legal counsel that the Reorganization will qualify as a tax-free reorganization. This means that shareholders should not realize any capital gain or loss as a direct result of the Reorganization.

   If the Plan is consummated, shareholders of the Acquired Funds will become shareholders of the Acquiring Fund. The Reorganization and the change of the Acquiring Fund's investment objective (as described under Proposal 2) have been proposed as they will provide for a combined Fund with a lower expense ratio (before and after waivers, as discussed later in this Prospectus/Proxy Statement) than that of the Acquired Funds or the Acquiring Fund currently, while also eliminating Funds with below median performance records as compared to their respective benchmarks and peer groups. The Reorganization will also mean increased assets under management in the combined Fund, which may provide enhanced opportunities for realizing greater economies of scale as well as increased distribution capabilities. In addition, the Reorganization may allow for a more effective implementation of the Manager's asset allocation recommendations.

   Proposed Reorganization. The aggregate net asset value of the shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") issued in exchange for the assets and liabilities of each Acquired Fund will be equal to the aggregate net asset value of that Acquired Fund as of the close of regular trading on the Closing Date. Immediately following the transfer of Acquiring Fund Shares to the Acquired Funds, the Acquiring Fund Shares received by the Acquired Funds will be distributed pro rata to the shareholders of record of the Acquired Funds on the Closing Date and the shares of the Acquired Funds will be cancelled.

   For the reasons described below under "The Proposed Transaction--Reasons for the Proposed Transaction," the Board of Trustees of the Trust, on behalf of the Acquired Funds, including the Non-Interested Trustees, has concluded the following:

    -- the Reorganization is in the best interests of the Acquired Funds and its shareholders; and

    -- the interests of the existing shareholders of the Acquired Funds will not be diluted as a result of the Reorganization.

                   INVESTMENT OBJECTIVES AND POLICIES OF THE
                     ACQUIRING FUND AND THE ACQUIRED FUNDS

   Comparison of Investment Objectives and Policies. Each Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. The Acquiring Fund's current investment objective is current income and reasonable stability of principal. The Acquiring Fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and instruments issued by governmental and corporate issuers. These securities include mortgage-related and asset-backed securities, although the Fund will not invest more than 5% of its assets at the time of purchase in asset-backed securities.

   If Proposal 2 is approved by the shareholders of the Acquiring Fund, the Acquiring Fund's investment objective and policies will change. These changes will be implemented immediately after the Closing of the Reorganization. Shareholders of the Acquired Funds should review the Acquiring Fund's proposed changes to its investment objective and policies described under Proposal 2.

   Mortgage Backed Investment's investment objective is high current income and, secondarily, capital appreciation, each to the extent consistent with the protection of capital. The Fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-related securities representing pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies and government-related organizations and private issuers. The Fund will not invest more than 25% of its assets in privately issued mortgage-related securities. The Fund may also invest in mortgage-related derivative securities such as government stripped mortgage-backed securities ("SMBS"), and collateralized mortgage obligations ("CMOs"). SMBS represent the right to receive either principal or interest payments on U.S. government securities. Interests in CMOs entitle the holder to specified cash flows from a pool of mortgages. In order to enhance current income, the Fund may enter into mortgage dollar roll transactions with respect to mortgage-related securities issued by U.S. governmental agencies or instrumentalities.

   Multi-Sector Fixed Income Investments' investment objective is total return consisting of capital appreciation and income. The Fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by U.S. governmental and corporate issuers and mortgage-related and asset-backed securities.

   Long-Term Bond Investments' objective is total return consisting of current income and appreciation of capital through investments in fixed income securities without regard to remaining maturity. The Fund invests, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by U.S. governmental and corporate issuers and U.S. dollar-denominated fixed income securities of foreign issuers and mortgage-related and asset-backed securities. The Fund does not invest more than 25% of its assets in privately issued mortgage-related securities.

   Credit Quality. Each Fund invests primarily in securities rated investment grade. The Acquiring Fund, Mortgage Backed Investments and Long-Term Bond Investments invest exclusively, and the intermediate maturity, long-term maturity and mortgage-related portions of Multi-Sector Fixed Income Investments invest primarily, in securities rated investment grade by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, of equivalent quality as determined by that Fund's Subadviser. Mortgage Backed Investments generally invests in securities rated no lower than "A" at the time of purchase by a NRSRO or, if unrated, of equivalent quality as determined by the Fund's Subadviser(s), although up to 20% of the Fund's assets may be invested in securities rated as low as "B" by a NRSRO, or, if unrated, of equivalent quality as determined by the Fund's Subadviser(s). The high yield portion of Multi-Sector Fixed Income Investments invests primarily in fixed income securities rated below investment grade by a NRSRO or, if unrated, of equivalent quality as determined by the Fund's Subadviser(s). Securities rated below investment grade are commonly known as "junk bonds." If Proposal 2 is approved by shareholders of the Acquiring Fund, the combined Fund will invest in fixed income securities rated both above and below investment grade. See Proposal 2 for a discussion.

   Duration and/or Maturity. The duration and maturity of the Funds' fixed income investments varies. The Acquiring Fund's average maturity ranges from three to ten years. Multi-Sector Fixed Income Investments' average duration is normally within one year of the duration of the Lehman Brothers Aggregate Bond Index. Mortgage Backed Investments' average duration is generally maintained within a narrow band around the duration of the entire mortgage-backed securities market. Long-Term Bond Investments' average maturity is at least ten years. For each Fund, individual investments may be of any maturity.

   Other Investments. As noted above, each Fund may invest in all types of fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related and asset-backed securities, convertible securities, eurodollar and yankee dollar instruments. The fixed income securities in which the Funds invest may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, defined, payment-in-kind and auction rate features.

   Each of the Acquiring Fund, Mortgage Backed Investments and Long-Term Bond Investments may invest up to 25% of its assets in privately issued mortgage-related securities. Each of the Acquiring Fund and Long-Term Bond Investments may invest up to 5%, and Multi-Sector Investments may invest up to 10%, of its respective net assets in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Each Fund may invest up to 10% of its assets in foreign securities, including emerging market securities. Each Fund may, but is not required to, use various types of derivative instruments, including options on securities and securities indices, futures and options on futures, forward currency contracts, currency futures contracts and options on currencies and currency futures.

   Fundamental Investment Restrictions. Each Fund has adopted identical fundamental investment restrictions. Each Fund's fundamental investment restrictions may not be changed without the approval of the applicable Fund's shareholders.

   Principal Risks of Investing in the Funds. Since each Fund invests primarily in fixed income securities, each is subject to the risks associated with investments in fixed income securities generally:

  .   When interest rates go up, prices of fixed income securities go down

  . An issuer of a security may default on its obligation to pay principal and/or interest or the security's credit rating may be downgraded

  . An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk

  . Slower than expected principal payments may extend a security's life. This locks in a below-market interest rate, increases the security's duration and reduces the value of the security. This is known as extension risk

  . You could lose money on your investment in a Fund, or a Fund may not perform as well as other investments

   Acquiring Fund. In addition to the risks of investment in fixed income securities generally, the Acquiring Fund is subject to the following specific risks:/3/

  . Greater sensitivity to rising interest rates because of the Fund's longer average maturity

  . Greater exposure to prepayment and extension risks because the Fund may invest a portion of its assets in mortgage-related and asset-backed securities

  . Increased volatility in share price to the extent the Fund holds mortgage derivative securities having imbedded leverage or unusual interest rate reset terms

   Mortgage Backed Investments. In addition to the risks of investing in fixed income securities generally, Mortgage Backed Investments is also subject to the specific risks of investing primarily in mortgage-related securities. Mortgage-related securities generally represent direct or indirect interests in the principal and interest payments on individual pools of mortgage loans. The mortgage loans typically allow the mortgagor (i.e., the homeowner) to repay principal on their mortgages whenever they choose. For this reason, the Fund is also subject to:

  . Increased prepayment and extension risk which increases price and yield volatility

  . Increased volatility in share price to the extent the Fund holds mortgage derivative securities having imbedded leverage or unusual interest rate reset terms

--------
/3/ If Proposal 2 is approved, the combined Fund will have additional risks, including the risks associated with investments in securities rated below investment grade.

  . To the extent the Fund enters into mortgage dollar roll transactions, the risk that the securities the Fund has agreed to purchase will be worth less on the repurchase date than the repurchase price because of changes in interest rates and market conditions

  . Payments of principal and interest on mortgage pools issued by government related organizations are not issued or guaranteed by the U.S. government. Although mortgage pools issued by U.S. agencies are guaranteed with respect to payments of principal and interest, such guarantee does not apply to losses resulting from declines in the market value of such securities (however, securities issued by the Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government)

   Multi-Sector Fixed Income Investments. In addition to the risks of investing in fixed income securities generally, Multi-Sector Fixed Income Investments is subject to the following specific risks:

  . The manager's judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles or other issues may prove to be wrong

  . Greater sensitivity to rising interest rates because of the Fund's longer average maturity and because the Fund invests a portion of its assets in high yield securities

  . Increased volatility in share price because the Fund invests a portion of its assets in high yield securities and holds mortgage derivative securities with imbedded leverage or unusual interest rate reset terms

  . The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the underlying securities

   Long-Term Bond Investments. In addition to the risks of investing in fixed income securities generally, Long-Term Bond Investments is subject to the following risks:

  . Greater sensitivity to rising interest rates than Intermediate Fixed Income Investments because of the Fund's longer average maturity

  . Greater exposure to prepayment and extension risks because the Fund may invest a portion of its assets in mortgage-related and asset-backed securities

   Subadvisers. If Proposal 1 is approved by the shareholders of each Acquired Fund, the assets of the combined Fund will be subadvised by the Acquiring Fund's Subadvisers. For a discussion of the Acquiring Fund's Subadvisers, see Proposal 2.

   Investors should refer to the Prospectus and Statement of Additional Information of the Acquired Funds and the Acquiring Fund for a fuller description of each Fund's investment policies and restrictions.

                    INVESTMENT MANAGEMENT FEES AND EXPENSES

   SBFM has entered into an investment management agreement with the Trust with respect to each Fund. Pursuant to this agreement Consulting Group, a division of SBFM, provides investment evaluation services with respect to the Funds' Subadvisers. Consulting Group's address is 222 Delaware Avenue, Wilmington, Delaware 19801. SBFM has entered into an investment advisory agreement with each Subadviser selected for the Funds.

SBFM also acts as the Trust's administrator, for which each Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the applicable Fund.

   Each Fund is available to participants in advisory programs or asset based fee programs sponsored by Citigroup Global Markets, including the TRAK(R) Personalized Investment Advisory Service, or other qualified investment advisers approved by the Consulting Group. The advisory services provide investors with asset allocation recommendations which are implemented through the Funds and the other series of the Trust.

   As manager, Consulting Group selects, supervises and evaluates the Subadvisers who manage the Funds' assets. Consulting Group may adjust the allocation of a Fund's assets among its Subadvisers by up to 10%. Any adjustment affecting more than 10% of a Fund's assets can only be made by the Board of Trustees. Each Fund bears its own expenses, including its investment advisory fees.

   SBFM and its division, Consulting Group, is a subsidiary of Citigroup. Citigroup businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world.

   Under the management agreement, the Consulting Group is entitled to receive from the Trust a fee computed daily and paid monthly at the following annual rates: for Intermediate Fixed Income Investments, 0.40% of the Fund's average daily net assets; for Mortgage Backed Investments, 0.50% of the Fund's daily net assets; for Multi-Sector Fixed Income Investments, 0.40% of the Fund's average daily net assets; and for Long-Term Bond Investments, 0.40% of the Fund's average daily net assets. Consulting Group pays the Subadvisers from the management fees paid to it by the Trust. The total investment management fees paid by Intermediate Fixed Income Investments, Mortgage Backed Investments, Multi-Sector Fixed Income Investments and Long-Term Bond Investments to Consulting Group for the fiscal year ended August 31, 2003 were $1,264,473, $538,558, $144,709 and $114,934, respectively.

   As discussed below, if the Reorganization and the change in investment objective of the Acquired Fund are approved, the management fee entitled to be received by Consulting Group for the combined Fund will remain at 0.40% of average daily net assets, and Consulting Group will waive fees and/or reduce expenses in order to cap the combined Fund's expense ratio at 0.75%.

   Each Fund's total expense ratio (total annual operating expenses as a percentage of average net assets) and net expense ratio (net of waivers and/or reimbursements) for each Fund's fiscal year ended August 31, 2003 and for the combined Fund on a pro forma basis is set forth below under "Annual Fund Operating Expenses." Consulting Group projects that if the proposed Reorganization is effected, the expense ratio for shares of the Acquiring Fund will be lower for the year ending August 31, 2004 than for the previous fiscal year (without taking into account any management fee waivers and/or voluntary expense limitations). The actual expense ratio for the combined Fund for the year ending August 31, 2004 may be higher or lower than as set forth below, depending upon the combined Fund's total net assets, the composition of its portfolio, the size of its average shareholder account, economic conditions, sales and redemptions of the combined Fund's shares (including redemptions by former shareholders of the Acquired Funds), and other factors.

                        ANNUAL FUND OPERATING EXPENSES

         Intermediate Fixed Income Investments (Acquiring Fund)
         ------------------------------------------------------
             Shareholder Fees..................................  None
              (fees paid directly from your investment)
                Maximum annual TRAK(R) fee.....................  1.50%
             Annual Fund Operating Expenses
             (expenses that are deducted from Fund assets)
                Management Fees and Administration Fees........  0.60%
                Other expenses.................................  0.17%
                                                                -----
             TOTAL ANNUAL FUND OPERATING EXPENSES..............  0.77%
                                                                =====

         Mortgage Backed Investments
         ---------------------------
             Shareholder Fees..................................  None
              (fees paid directly from your investment)
                Maximum annual TRAK(R) fee.....................  1.50%
             Annual Fund Operating Expenses
             (expenses that are deducted from Fund assets)
                Management Fees and Administration Fees........  0.70%
                Other expenses.................................  0.22%
                                                                -----
             TOTAL ANNUAL FUND OPERATING EXPENSES..............  0.92%
                                                                =====
             MANAGEMENT AND ADMINISTRATION FEE WAIVERS*........ (0.12)%
                                                                =====
             NET ANNUAL FUND OPERATING EXPENSES................  0.80%
                                                                =====

         Multi-Sector Fixed Income Investments
         -------------------------------------
             Shareholder Fees..................................  None
              (fees paid directly from your investment)
                Maximum annual TRAK(R) fee.....................  1.50%
             Annual Fund Operating Expenses
             (expenses that are deducted from Fund assets)
                Management Fees and Administration Fees........  0.61%
                Other expenses.................................  0.58%
                                                                -----
             TOTAL ANNUAL FUND OPERATING EXPENSES..............  1.19%
                                                                =====
             MANAGEMENT AND ADMINISTRATION FEE WAIVERS*........ (0.39)%
                                                                =====
             NET ANNUAL FUND OPERATING EXPENSES................  0.80%
                                                                =====

            Long-Term Bond Investments
            --------------------------
            Shareholder Fees..............................    None
             (fees paid directly from your investment)
               Maximum annual TRAK(R) fee.................    1.50%
            Annual Fund Operating Expenses
             (expenses that are deducted from Fund assets)
               Management Fees and Administration Fees....    0.60%
               Other expenses.............................    0.49%
                                                             -----
            TOTAL ANNUAL FUND OPERATING EXPENSES..........    1.09%
                                                             =====

            Acquiring Fund (Pro Forma) (Unaudited)         Pro Forma
            --------------------------------------         ---------
            Shareholder Fees..............................    None
             (fees paid directly from your investment)
               Maximum annual TRAK(R) fee.................    1.50%
            Annual Fund Operating Expenses
             (expenses that are deducted from Fund assets)
               Management Fees and Administration Fees....    0.60%
               Other expenses.............................    0.16%
                                                             -----
            TOTAL ANNUAL FUND OPERATING EXPENSES..........    0.76%
                                                             =====
            MANAGEMENT AND ADMINISTRATION FEE WAIVERS**...   (0.01)%
                                                             =====
            NET ANNUAL FUND OPERATING EXPENSES............    0.75%
                                                             =====

--------
* Management has agreed to waive a portion of management and administration fees because it has voluntarily agreed to limit total annual fund operating expenses to 0.80% of average daily net assets. The Manager may change or eliminate this expense limitation at any time.
** Management has agreed to waive a portion of management and administration fees because it has voluntarily agreed to limit total annual fund operating expenses to 0.75% of average daily net assets. The Manager may change or eliminate this expense limitation at any time.

   Example. This Example is intended to help you compare the cost of investing in each of the Funds and for the Acquiring Fund pro forma, assuming the Reorganization (i.e., the reorganization of all three Acquired Funds into the Acquired Fund) takes place, and is for illustration only. The Example assumes you invest $10,000 in each Fund for the time periods indicated and that you reinvest all dividends and distributions without a sales charge. The Example also assumes your investment has a 5% return each year and that each Fund's annual operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same. Although actual fund expenses can vary from year to year and your actual costs may be higher or lower, based on these assumptions your costs would be:

 Acquiring Fund                             1 year    3 years   5 years  10 years
 --------------                            --------- --------- --------- ---------
 Intermediate Fixed Income Investments....   $230      $709     $1,215    $2,605

 Acquired Funds                             1 year    3 years   5 years  10 years
 --------------                            --------- --------- --------- ---------
 Mortgage Backed Investments..............   $245      $755     $1,291    $2,756
 Multi-Sector Fixed Income Investments....   $272      $835     $1,425    $3,022
 Long-Term Bond Investments...............   $262      $805     $1,375    $2,925

                                           Pro Forma Pro Forma Pro Forma Pro Forma
 Acquiring Fund (Pro Forma)                 1 year    3 years   5 years  10 years
 --------------------------                --------- --------- --------- ---------
                                             $229      $706     $1,210    $2,595

   Examples should not be considered representations of past or future expenses. Please refer to each Fund's Prospectus and Statement of Additional Information for a more detailed discussion of the fees and expenses applicable to each Fund.

                 PURCHASE, REDEMPTION AND EXCHANGE INFORMATION

   The purchase, redemption and exchange procedures and privileges with respect to the shares of beneficial interest of the Acquired Funds are substantially identical to those of the shares of beneficial interest of the Acquiring Fund. Please refer to the Funds' Prospectus and Statement of Additional Information for a more detailed discussion of the purchase, redemption and exchange procedures and privileges applicable to each Fund.

                       DIVIDENDS AND OTHER DISTRIBUTIONS

   Each Fund declares and pays dividends, if any, from net investment income monthly. Each Fund declares and distributes realized net capital gains, if any, annually, typically in December. Each Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax. Unless otherwise directed, capital gain distributions and dividends of each Fund will be invested in additional shares of the applicable Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.

   If the Plan is approved by the Acquired Funds' shareholders, then as soon as practicable before the Closing Date, each Acquired Fund will pay or have paid its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains, if any, for the current taxable year through the Closing Date.

   Citigroup Global Markets distributes shares of each of the Funds.

                          THE PROPOSED REORGANIZATION

   Description of the Plan. As stated above, the Plan provides for the transfer of all of the assets of the Acquired Funds to the Acquiring Fund in exchange for the issuance of full and fractional shares of beneficial interest of the Acquiring Fund to the respective Acquired Fund's shareholders, such that the shares of beneficial interest that are distributed to a shareholder will have an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the respective Acquired Fund held by such shareholder immediately prior to the Closing Date. The Acquiring Fund will assume all of the liabilities of the Acquired Funds. In connection with the Closing, the Acquired Funds will distribute shares of beneficial interest of the Acquiring Fund received in the exchange to the shareholders of the Acquired Funds in complete liquidation of the Acquired Funds. Each Acquired Fund will be terminated as a series of the Trust and its issued and outstanding shares cancelled.

   Upon completion of the Reorganization, each shareholder of the Acquired Funds will own that number of full and fractional shares of beneficial interest of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of beneficial interest held in the applicable Acquired Fund(s) as of the close of regular trading on the Closing Date. Each Acquired Funds' shareholder account with the Acquiring Fund will be substantially similar in all material respects to the accounts currently maintained by the Acquired Funds' sub-transfer agent for such shareholder.

   Until the Closing, shareholders of the Acquired Funds will continue to be able to redeem their shares. All redemption requests accepted before 4:00 p.m. Eastern time on any day will be executed at that day's share price. Orders accepted after 4:00 p.m. will be executed at the next day's price. Redemption requests received after the Closing will be treated as requests received for the redemption of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization.

   For those shareholders of the Acquired Funds who have elected to have their dividends reinvested, dividends will continue to be reinvested automatically, unless otherwise directed by such shareholder, until the Closing Date.

   The obligations of the Trust, on behalf of each of the Acquired Funds and the Acquiring Fund, under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all necessary filings, approvals, registrations and exemptions required under federal and state laws will have been obtained. The Acquired Funds and the Acquiring Fund are in the process of making the necessary filings. If all Proposals presented in this Prospectus/Proxy Statement are not approved by shareholders of the applicable Fund(s), the Plan will be terminated by the Board of Trustees. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing (in accordance with the Plan), notwithstanding the approval of the Plan by the shareholders of the Acquired Funds. However, no amendment may be made after the Special Meeting that materially adversely affects the interests of the shareholders of the Acquired Funds without obtaining the approval of the shareholders of the Acquired Funds. The Acquired Funds and the Acquiring Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan. For a complete description of the terms and conditions of the Reorganization, see the Plan at Exhibit A.

   Consulting Group will pay all of the expenses associated with this solicitation and other expenses solely and directly related to the Reorganization (except for transaction costs associated with rebalancing the combined Fund's portfolio as a result of the Reorganization). The combined Fund will pay other expenses, including the costs of rebalancing the portfolio, and will continue to bear the costs of portfolio management. Shareholders have no rights of appraisal.

                    REASONS FOR THE PROPOSED REORGANIZATION

   At meetings of the Board of Trustees held on September 3, 2003 and December 3, 2003, the Board of Trustees, including a majority of the Non-Interested Trustees, and the Manager discussed the possibility of the Reorganization and the modifications to the Acquired Fund's investment objective and policies discussed under Proposal 2. At its December 3 meeting, the Board was presented by the Manager with materials discussing the benefits which would inure to the shareholders of the Acquired Funds if the Proposals were adopted by the shareholders of the Funds and the Acquired Funds were to reorganize with and into the Acquiring Fund. These materials were discussed to the satisfaction of the Trustees, who were advised by independent counsel. For the reasons discussed below, the Board of Trustees of the Trust, including all of the Non-Interested Trustees, has determined that the proposed Reorganization is in the best interests of the Acquired Funds and its shareholders and that the interests of the shareholders of the Acquired Funds will not be diluted as a result of the proposed Reorganization.

   Consulting Group explained to the Board that, due to a combination of factors, including the smaller size of the Acquired Funds, current market conditions and the past performance of the Acquired Funds relative to their respective benchmarks and peer groups, Consulting Group believed the Acquired Funds and their shareholders would benefit from a tax-free reorganization into a combined larger fund with similar investment objectives and policies and with a lower total annual expense ratio.

   Consulting Group explained that the Reorganization and the change of the Acquiring Fund's investment objective (as described under Proposal 2) have been proposed as they will provide for a combined Fund with a lower expense ratio (before and after waivers) than that of the Acquired Funds or the Acquiring Fund currently, while also eliminating Funds with below median performance records as compared to their respective benchmarks and peer groups. As set forth above, as of their most recent fiscal year end, each Acquired Fund had higher total annual operating expenses than the Acquiring Fund. See "Investment Management Fees and Expenses" and "Annual Fund Operating Expenses." Therefore, if the Reorganization is approved, shareholders of the Acquired Funds may benefit from lower total fund operating expenses. Consulting Group reviewed the Funds' current investment objectives, polices and risk factors. Consulting Group noted that the Acquiring Fund's one-year performance was better than that of the Acquired Funds, and its five-year performance was better than that of Mortgage Backed Investments and Long-Term Bond Investments, although its 10-year performance trailed that of Mortgage Backed Investments and Long-Term Bond Investments. (Multi-Sector Fixed Income Investments was organized in 1999 and thus does not have a five-year or 10-year history for comparison.)

   Consulting Group also noted that it was proposing to waive fees and reimburse expenses on the combined Fund to the extent necessary to cap the combined Fund's annual operating expenses at 0.75% of the combined Fund's average net assets.

   Consulting Group explained that the Reorganization will mean increased assets under management in the combined Fund, which may provide enhanced opportunities for realizing greater economies of scale as well as increased distribution capabilities. Going forward, shareholders should benefit from economies of scale through lower expense ratios and higher net income distributions over time since some of the fixed expenses currently paid by the Acquiring Fund, such as accounting, legal and printing costs, would be spread over a larger asset base.

   In addition, Consulting Group noted that the Reorganization may allow for a more effective implementation of its asset allocation recommendations.

   The Board of Trustees, in approving the Reorganization and determining to recommend that shareholders of the Acquired Funds vote for Proposal 1, considered a number of factors, including the following:

      (1) the lower total gross and net annual expense ratio of the Acquiring Fund (before management fee waivers and voluntary expense limitations);

      (2) the Reorganization will result in a single larger fund, which may increase economic and other efficiencies for the combined Fund;

      (3) that Consulting Group was proposing to waive fees and reimburse expenses on the combined Fund to the extent necessary to cap the combined Fund's annual operating expenses at 0.75% of average net assets;

      (4) the Acquiring Fund's one-and five-year out-performance over the Acquired Funds, and the performance of the Acquiring Fund in general in comparison with the Acquired Funds;

      (5) a larger asset base could provide portfolio management benefits for the combined Fund, such as greater diversification and the ability to command more attention from brokers and underwriters;

      (6) the Funds have the same manager, Consulting Group, the same service providers, the same fundamental investment restrictions and the same redemption features, and that each Fund is a series of the Trust;

      (7) the tax-free nature of the Reorganization;

      (8) the terms and conditions of the Reorganization and that it should not result in a dilution of the Acquiring Fund or the interests of the Acquired Funds' shareholders;

      (9) that Consulting Group would pay the costs of the solicitation; and

      (10) the investment objectives, policies, restrictions and risk factors of the Funds, and the new investment objective and strategies proposed for the combined Fund, as discussed under Proposal 2.

                  DESCRIPTION OF THE SECURITIES TO BE ISSUED

   General. Each of the Acquired Funds and the Acquiring Fund is a series of the Trust, a business trust incorporated under the laws of the Commonwealth of Massachusetts on April 12, 1991. The Trust is registered with the Commission as a diversified open-end management investment company. The Acquiring Fund and each of the Acquired Funds currently offer shares of beneficial interest. The shares of beneficial interest of the Acquiring Fund and each Acquired Fund have the same rights, privileges and preferences.

   Each share of beneficial interest of a Fund represents an interest in that Fund that is equal to and proportionate with each other share of that Fund. Shareholders are entitled to one vote per share (and a proportionate fractional vote per each fractional share) on matters on which they are entitled to vote.

   Appraisal Rights. Under the laws of the Commonwealth of Massachusetts, shareholders of the Funds do not have appraisal rights in connection with a combination or acquisition of the assets of the Funds. Shareholders of the Funds may, however, redeem their shares as described in this Prospectus/Proxy Statement prior to the Closing (subject to certain restrictions set forth in the 1940 Act).

   Voting Rights. None of the Funds is required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In the event that shareholders of a Fund wish to communicate with other shareholders concerning the removal of any Trustee, such shareholders shall be assisted in communicating with other shareholders for the purpose of obtaining signatures to request a meeting of shareholders, all in the manner provided in the 1940 Act.

   Board. The term of office of each Trustee is from the time of his or her election and qualification until his or her successor has been elected and has qualified, or until his or her death, resignation or removal, or as otherwise provided by statute or the Master Trust Agreement. Any Trustee may be removed by the shareholders with or without cause at any time by the vote of a majority of the votes entitled to be cast for the election of Trustees. Subject to the provisions of the 1940 Act, as amended, any vacancies in the Board of Trustees, whether arising from death, resignation, removal or any other cause except an increase in the number of Trustees, will be filled by a vote of the majority of the Board of Trustees then in office even though that majority is less than a quorum, provided that no vacancy or vacancies will be filled by action of the remaining Trustees if, after the filling of the vacancy or vacancies, fewer than two-thirds of the Trustees then holding office will have been elected by the shareholders. A majority of the entire Board in office at the time of increase may fill a vacancy which results from an increase in the number of Trustees. In the event that at any time a vacancy exists in any office of a Trustee that may not be filled by the remaining Trustees, a special meeting of the shareholders of the Trust will be held as promptly as possible and in any event within 60 (sixty) days, for the purpose of filling the vacancy or vacancies. Any Trustee elected or appointed to fill a vacancy will hold office until a successor has been chosen and qualifies or until his earlier resignation or removal.

   Liquidation or Termination. In the event of the liquidation or termination of the Acquired Funds or the Acquiring Fund, the shareholders of each Fund are entitled to receive, when and as declared by the Trustees, the excess of the assets over the liabilities belonging to the relevant Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares of the class held by them and recorded on the books of the relevant Fund.

   Rights of Inspection. Massachusetts business trust law does not have provisions with respect to shareholder rights of inspection. However, the Trust's Master Trust Agreement provides that the records of a Fund shall be open to inspection by shareholders to the same extent as is permitted to stockholders of a corporation under the Massachusetts business corporation statute.

   Shareholder Liability. Massachusetts law provides that shareholders of a Fund could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of a Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by such Fund or a Trustee. The Plan contains such a disclaimer. The Master Trust Agreement of the Trust provides for indemnification from a Fund's property for all losses and expenses arising from such liability. Thus, the risk of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations. Upon payment of any liability incurred by a Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of that Fund.

   Shares of beneficial interest of the Acquiring Fund issued to the holders of shares of beneficial interest of the Acquired Funds pursuant to the Reorganization will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.

   The foregoing is only a summary of certain characteristics of the operations of the Trust. It is not a complete description of the documents cited. Shareholders should refer to the provisions of organizational documents and state laws governing each Fund for a more thorough description.

                        FEDERAL INCOME TAX CONSEQUENCES

   The Reorganization is conditioned upon the receipt by the Trust, on behalf of each of the Acquired Funds and the Acquiring Fund, of an opinion from Willkie Farr & Gallagher LLP, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the shareholders as a result of their exchange of shares pursuant to the Reorganization and no gain or loss will generally be recognized by the Acquired Funds and the Acquiring Fund as a result of the Reorganization. This opinion, in substance, will state that for U.S. federal income tax purposes: (i) the transfer to the Acquiring Fund of all of the assets of the Acquired Funds in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the stated liabilities of the Acquired Funds, followed by the distribution of such Acquiring Fund Shares to the shareholders of the Acquired Funds in exchange for their shares of the Acquired Funds in complete liquidation of the Acquired Funds, will (with respect to each Acquired Fund separately) constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Funds will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) except for gain or loss regularly attributable to the termination of an Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Funds upon the transfer of their assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the stated liabilities of the Acquired Funds or upon the distribution of such Acquiring Fund Shares to the shareholders of the Acquired Funds in exchange for their shares of the Acquired Funds; (iii) except for assets that may be revalued as a consequence of a termination of an Acquired Fund's taxable year, the tax basis of the assets of the Acquired Funds in the hands of the Acquiring Fund will be the same as the tax basis of such assets of the respective Acquired Fund immediately prior to the Reorganization; (iv) except for assets that may be revalued as a consequence of a termination of an Acquired Fund's taxable year, the holding period of the assets of the Acquired Funds in the hands of the Acquiring Fund will include the period during which such assets were held by the respective Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Funds solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the stated liabilities of the Acquired Funds; (vi) no gain or loss will be recognized by a shareholder of an Acquired Fund upon the receipt of Acquiring Fund Shares solely in exchange for such shareholder's shares of the Acquired Fund pursuant to the Reorganization; (vii) the aggregate tax basis of the Acquiring Fund Shares received by a shareholder of an Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor by such Shareholder; and
(viii) the holding period of the Acquiring Fund Shares received by a shareholder of an Acquired Fund pursuant to the Reorganization will include the holding period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder, provided that at the time of the exchange, the shares of the Acquired Fund were held as capital assets in the hands of such Shareholder.

   While the Trust is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax adviser with respect to such matters.

               LIQUIDATION AND TERMINATION OF THE ACQUIRED FUNDS

   If the Reorganization is effected, each Acquired Fund will be liquidated and terminated as a series of the Trust, and each Acquired Fund's outstanding shares will be cancelled.

                             PORTFOLIO SECURITIES

   If the Proposals are approved and the Reorganization is effected, Consulting Group and the proposed Subadvisers for the combined Fund will analyze and evaluate the portfolio securities of the Acquired Funds being transferred to the Acquiring Fund consistent with the new investment objective and policies of the Acquiring Fund. Consistent with the Acquiring Fund's investment objective and policies (as modified pursuant to Proposal 2), any restrictions imposed by the Code and the best interests of the Acquiring Fund's shareholders (including former shareholders of the Acquired Funds), Consulting Group and the proposed Subadvisers for the combined Fund will determine the extent and duration to which the Acquired Funds' portfolio securities will be maintained by the Acquiring Fund. It is anticipated that there will be some rebalancing of the Acquired Funds' portfolio securities in connection with the Reorganization, which may be significant. Subject to market conditions at the time of any such rebalancing, the disposition of the Acquired Funds' portfolio securities may result in a short-term capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold. In addition, the combined Fund will incur transaction costs in connection with such rebalancing.

                        CAPITALIZATION AND PERFORMANCE

   Pro Forma Capitalization (Unaudited). The following table sets forth the unaudited capitalization of each of the Acquiring Fund and the Acquired Funds as of August 31, 2003, and as adjusted giving effect to the Reorganization discussed herein/(1)/:

                                 Mortgage   Multi-Sector  Long-Term
                    Acquiring     Backed    Fixed Income    Bond                  Pro Forma
                      Fund      Investments Investments  Investments  Pro Forma   Combined
                    (actual)     (actual)     (actual)    (actual)   Adjustments  (actual)
                   ------------ ----------- ------------ ----------- ----------- ------------
Net Assets........ $317,858,137 $77,600,948 $36,990,788  $23,315,547         --  $455,765,420
Net Asset Value... $       8.18 $      7.86 $      7.51  $      8.24         --  $       8.18
Shares Outstanding   38,877,312   9,869,524   4,924,519    2,830,130 16,855,485    55,732,797

--------
/(1)/ Assumes the Reorganization had been consummated on August 31, 2003 and is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Acquired Funds on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Fund shares that actually will be received on or after such date.

   The following table reflects the average annual total returns of each Fund for the 1, 5 and 10 year and since inception periods, as applicable, ended August 31, 2003. Past performance does not necessarily indicate how the Funds will perform in the future. The table assumes redemption of shares at the end of each period and reinvestments of distributions and dividends.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED AUGUST 31, 2003)*

                                                                                    Life of Inception
Fund Name                                             One Year Five Years Ten Years  Fund     Date
---------                                             -------- ---------- --------- ------- ---------
Mortgage Backed Investments                                                                 11/18/91
 (Acquired Fund)
   -- Return Before Taxes............................  (2.38)%    3.84%     4.31%     N/A
   -- Return After Taxes on Distributions............  (4.51)%    1.45%     1.82%     N/A
   -- Return After Taxes on Distributions and Sale of
      Fund Shares....................................  (1.43)%    1.89%     2.17%     N/A

Multi-Sector Fixed Income Investments                                                       10/31/99
 (Acquired Fund)
   -- Return Before Taxes............................  (1.85)%     N/A       N/A     3.20%
   -- Return After Taxes on Distributions............  (4.04)%     N/A       N/A     0.75%
   -- Return After Taxes on Distributions and Sale of
      Fund Shares....................................  (0.96)%     N/A       N/A     1.40%

Long-Term Bond Investments                                                                  11/18/91
 (Acquired Fund)
   -- Return Before Taxes............................   3.03%     3.17%     4.35%     N/A
   -- Return After Taxes on Distributions............   1.22%     0.75%     1.89%     N/A
   -- Return After Taxes on Distributions and Sale of
      Fund Shares....................................   1.88%     1.38%     2.24%     N/A

Intermediate Fixed Income Investments                                                       11/18/91
 (Acquiring Fund)
   -- Return Before Taxes............................   3.21%     4.14%     4.04%     N/A
   -- Return After Taxes on Distributions............   1.28%     1.89%     1.65%     N/A
   -- Return After Taxes on Distributions and Sale of
      Fund Shares....................................   1.97%     2.18%     1.99%     N/A

--------
* The Funds are available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK(R) may be up to 1.5%. The performance information in the chart does not reflect this fee, which would reduce return.

                    ADDITIONAL INFORMATION ABOUT THE FUNDS

   As noted above, additional information about the Trust, with respect to the Acquired Funds and the Acquiring Fund, and the Reorganization has been filed with the Commission and may be obtained without charge by writing to Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004, or by calling 1-800-451-2010.

   Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, files reports, proxy material and other information about the applicable Fund with the Commission.

   Such reports, proxy material and other information can be inspected and copied at the Public Reference Room (202-942-8090) maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 or without charge, from the Commission at http://www.sec.gov. Copies of such material can also be obtained from Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004, or by calling 1-800-451-2010.

   Interests of Certain Persons. Consulting Group, the Subadvisers for the Acquiring Fund and certain of the Acquiring Fund's service providers have a financial interest in the Reorganization, arising from the fact that their respective fees under their respective agreements with the Acquiring Fund will increase as the amount of the Acquiring Fund's assets increases; the amount of those assets will increase by virtue of the Reorganization. The increases for Consulting Group and the service providers will be offset by the elimination of fees resulting from the termination and liquidation of the Acquired Funds, which retained the same service providers.

   Vote Required. Proposal 1 requires the affirmative vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Acquiring Fund. Abstentions and broker non-votes will have the effect of a "no" vote on Proposal 1.

       THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THE NON-INTERESTED
                 TRUSTEES, RECOMMENDS THAT THE SHAREHOLDERS OF
                THE ACQUIRED FUNDS VOTE "FOR" THIS PROPOSAL 1.

   If the Plan is not approved, the Acquired Funds will continue in existence unless other action is taken by the Board of Trustees; such other action may include resubmitting the Plan for shareholder approval or termination and liquidation of the Acquired Funds. If the Plan is approved but Proposal 2 is not approved by the shareholders of the Acquiring Fund, the Reorganization will not be effected and the Board will consider what other action to take, if any, include resoliciting the shareholders of the Acquiring Fund or termination and liquidation of the Acquired Funds.

              PROPOSAL 2: APPROVAL OF A CHANGE IN THE INVESTMENT
              OBJECTIVE OF INTERMEDIATE FIXED INCOME INVESTMENTS

   Introduction. The Board of Trustees is submitting for approval by shareholders of the Acquiring Fund a proposal to change the investment objective of the Acquiring Fund. The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Trustees has determined to change the Fund's name to "Core Fixed Income Investments" if the new objective is approved and adopted.

   Current Investment Objective and Proposed New Investment Objective. The current investment objective of the Acquiring Fund is:

      "Current income and reasonable stability of principal."

      If shareholders approve Proposal 2, the Fund's new investment objective will be:

      "Maximum total return, consistent with preservation of capital and prudent investment management."

   Fixed Income Investments. To achieve the proposed investment objective, if approved by shareholders, it is expected that the combined Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. These fixed income securities may include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; variable and floating rate securities; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises, including emerging markets; foreign currencies; mortgage dollar rolls; and obligations of international agencies or supranational entities. The Fund may also invest in derivatives based on these securities.

   The Fund's focus will be on fixed income securities with an intermediate maturity. It is anticipated that the Fund's average portfolio duration will normally vary within a three- to six-year time frame.

   The Fund will invest primarily in investment grade debt securities, but may invest up to 10% of its total assets in below investment grade securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the applicable Subadviser to be of comparable quality. Currently, the Acquiring Fund is not permitted to invest in junk bonds. The new more flexible investment strategy affords an opportunity to achieve better performance for the Fund. However, there is no assurance that the Fund will achieve its investment objective.

   The Fund may be subject to more risk to the extent that it could be investing in below investment grade securities as part of its investment objective. Lower quality securities are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

   The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in US dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

   See "Investment Strategies and Risk Factors" below for a further discussion of the Fund's proposed investment practices and strategies, and principal risk factors.

   The Fund's diversification status and its fundamental investment restrictions will remain unchanged under the proposed new investment objective.

   Subadvisers. As previously discussed, Consulting Group selects each Fund's Subadvisers, subject to Board consideration and approval. The current Subadvisers for the Acquiring Fund are Pacific Investment Management Company LLC ("PIMCO") and BlackRock Financial Management Inc. ("BlackRock"), with each of PIMCO and BlackRock managing half of the Acquiring Fund's assets. The current Subadviser for Mortgage Backed Investments is Utendahl Capital Management CFI ("Utendahl"). The current Subadvisers for Multi-Sector Fixed Income Investments are Western Asset Management Company ("Western"), which manages 80% of the Fund's assets, and Utendahl, which manages 20% of the Fund's assets. The current Subadviser for Long-Term Bond Investments is Western. Each Subadviser uses a team management approach. The Manager has stated and the Board has concurred that, if the Reorganization and the change to the Acquiring Fund's investment objective are approved, PIMCO, BlackRock and Western will be retained as Subadvisers for the combined Fund and will each manage a portion of the combined Fund. See the Prospectus and Statement of Additional Information for the Funds, dated December 29, 2003, for descriptions of the Subadvisers.

                    DELIBERATIONS OF THE BOARD OF TRUSTEES

   The Board reviewed material presented by Consulting Group in connection with Proposal 2 at meetings held on September 3, 2003 and December 3, 2003 and approved the Proposal on December 3, 2003. At those meetings, it was also explained to the Board that if Proposal 1 is approved by the shareholders of the Acquired Funds and Proposal 2 is approved by shareholders of the Acquiring Fund, Consulting Group proposes to waive its fees and/or reduce expenses to the extent necessary to keep the expenses of the combined Fund capped at 0.75% of average net assets. Consulting Group also explained to the Board that, if it approved Proposal 2 and the addition of Western as a Subadviser to the combined Fund, Consulting Group proposed that the initial percentage allocation to each Subadviser would be as follows: PIMCO 40%, BlackRock 30% and Western 30%. Consulting Group may adjust the allocation among Subadvisers by up to 10%. Any adjustment of more than 10% of the assets may only be made by the Board.

   In determining whether to approve Proposal 2 and recommend its approval to the shareholders of the Acquiring Fund, the Board considered, among other factors, that the change in investment objective would allow for a more flexible investment strategy which may afford an opportunity to achieve better performance for the combined Fund. The Board considered that the change in investment objective was being proposed in connection with the Reorganization. The Board also considered the new investment strategies being proposed for the combined Fund in connection with the proposed new investment objective, and the concomitant risk factors. The Board also considered the addition of Western as a Subadviser for the combined Fund and the change in percentage allocation among the Subadvisers.

   In addition, the Board approved a change in the Fund's name from "Intermediate Fixed Income Investments" to "Core Fixed Income Investments" coincident with shareholder approval of Proposal 2 and approval of Proposal 1 by the Acquired Funds' shareholders.

   If shareholders approve the change to the Fund's investment objective and shareholders of the Acquired Funds approve Proposal 1, the change will become effective immediately after the closing of the Reorganization.

                    INVESTMENT STRATEGIES AND RISK FACTORS

   Set forth below is a discussion of the principal investment strategies which the combined Fund will use and risk factors which the Fund will be subject to if the change to the Fund's fundamental investment objective is approved. If the Proposal is approved, the Fund will prepare and provide to shareholders of the Fund a post-effective amendment to its Registration Statement describing the investment strategies and risk factors of the Fund.

   U.S. Government Securities. U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

   Municipal Bonds. Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

   The Fund may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

   Mortgage-Related and Other Asset-Backed Securities. The Fund may invest in mortgage- or other asset-backed securities. The Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

   The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

   One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

   The Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may invest in other asset-backed securities that have been offered to investors.

   Loan Participations and Assignments. The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

   Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

   High Yield Securities. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

   Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. The Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

   Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

   The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

   Event-Linked Exposure. The Fund may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps" or implement "event-linked strategies." Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

   Convertible and Equity Securities. The Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

   While the Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities or equity securities to gain exposure to such investments.

   Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

   Foreign (Non-U.S.) Securities. The Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for the Fund's investments in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

   The Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

   Emerging Market Securities. The Fund may invest up to 10% of its assets in securities of issuers based in countries with developing (or "emerging market") economies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

   A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

   Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

   Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

   The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its Brady Bond holdings

   Foreign (Non-U.S.) Currencies. If the Fund invests directly in foreign currencies or in securities that it trades in, or receives revenues in, foreign currencies it will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

   Foreign Currency Transactions. If the Fund invests in securities denominated in foreign currencies it may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by SBFM to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

   Repurchase Agreements. The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

   Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings. The Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund's limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate assets determined to be liquid by SBFM or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Fund.

   The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 33% of the Fund's total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

   Derivatives. The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). The Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

   The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

   Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

   Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

   Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

   Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate assets determined to be liquid by SBFM in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

   Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

   Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

   Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

   Delayed Funding Loans and Revolving Credit Facilities. The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will segregate assets determined to be liquid by SBFM in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

   When-Issued, Delayed Delivery and Forward Commitment Transactions. The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund's overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

   Investment in Other Investment Companies. The Fund may invest up to 10% of its assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

   Subject to the restrictions and limitations of the 1940 Act, the Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

   Short Sales. The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund makes a short sale it must segregate assets determined to be liquid by SBFM in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

   Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

   Loans of Portfolio Securities. For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

   Portfolio Turnover. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

   Temporary Defensive Strategies. For temporary or defensive purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when SBFM deems it appropriate to do so. When the Fund engages in such strategies, it may not achieve its investment objective.

   Vote Required. Approval of Proposal 2 requires the affirmative vote of a majority of the outstanding voting securities of the Acquiring Fund, as defined in the 1940 Act. Abstentions and broker non-votes will have the effect of a "no" vote on Proposal 2.

                 THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING
               THE NON-INTERESTED TRUSTEES, RECOMMENDS THAT THE
        SHAREHOLDERS OF THE ACQUIRING FUND VOTE "FOR" THIS PROPOSAL 2.

   If Proposal 2 is not approved, then the Acquiring Fund's existing investment objective and strategies will not be changed and the Board of Trustees will consider what other action to take, if any, including resoliciting the shareholders of the Acquiring Fund. If Proposal 2 is approved but shareholders of the Acquired Funds do not approve Proposal 1, the Acquiring Fund's investment objective and strategies will not be changed and the Board will consider what other action to take, if any, including resoliciting the shareholders of the Acquired Funds.

                            ADDITIONAL INFORMATION

   General. The cost of preparing, printing and mailing the enclosed proxy card(s) and Prospectus/Proxy Statement and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter or telephone, will be paid by Consulting Group. In addition to solicitation by mail, certain officers and representatives of the Trust, officers and employees of Consulting Group and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone or personally. In addition, Alamo Direct, a proxy solicitation firm, has been engaged to assist in the solicitation of proxies for the Fund at an estimated total cost of $80,000, plus expenses. However, the exact cost will depend on the amount and types of services rendered.

   When the Funds record proxies by telephone, fax or through the internet, they will use procedures designed to (i) authenticate shareholders' identities,
(ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded.

   Proposals of Shareholders. The Funds do not hold regular shareholders' meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Special

Meeting, if any, should send their written proposals to the Secretary of Consulting Group Capital Markets Funds, c/o Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

   Other Matters to Come Before the Special Meeting. No Board member is aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy(ies) in the accompanying forms will confer upon the person or persons entitled to vote the shares represented by such proxy(ies) the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Trust and/or the applicable Fund.

   IF YOU HAVE ANY QUESTIONS CONCERNING THE PROXY STATEMENT OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT THE FUND'S PROXY
SOLICITOR, ALAMO DIRECT, AT               .

   PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY (UNLESS YOU ARE VOTING BY TELEPHONE OR THROUGH THE INTERNET). NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                  By order of the Board of
                                                  Trustees,

                                                     /s/   ROBERT I. FRENKEL
                                                  ------------------------------
                                                  Robert I. Frenkel
                                                  Secretary

                               INDEX OF EXHIBITS


                Exhibit A: Form of Plan of Reorganization

                Annex A:   Shares Outstanding as of Record Date

                Annex B:   5% Shareholders

                Exhibit B: Form of Proxy Card

                                   EXHIBIT A

                            PLAN OF REORGANIZATION

   THIS PLAN OF REORGANIZATION (the "Plan") is dated as of this    day of
December, 2003, and has been adopted by the Board of Trustees of Consulting Group Capital Markets Funds (the "Trust") to provide for the reorganization of its series, Mortgage Backed Investments, Multi-Sector Fixed Income Investments and Long-Term Bond Investments (each, an "Acquired Fund"), respectively, into another of its series, Intermediate Fixed Income Investments (the "Acquiring Fund").

A. BACKGROUND

   The Acquired Funds and the Acquiring Fund (each individually, a "Fund" and collectively, the "Funds") are separate series of the Trust. The Trust is organized as a voluntary association with transferable assets commonly referred to as a Massachusetts business trust and is an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Board of Trustees of the Trust has determined that it is in the best interests of each of the Acquired Funds and their respective shareholders to be reorganized through the transfer of all of such Acquired Fund's assets and liabilities to the Acquiring Fund upon the terms set forth in this Plan (the "Reorganization").

   It is intended that the transactions pursuant to this Plan qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The Reorganization will consist of the transfer of all of the assets of each Acquired Fund to the Acquiring Fund, in exchange solely for voting shares of the corresponding class of beneficial interests ($0.001 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of each Acquired Fund and the distribution of the Acquiring Fund Shares to the holders of shares of beneficial interest in each Acquired Fund in complete liquidation of each Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

B. THE REORGANIZATION

   1. Subject to the terms and conditions set forth herein, the Trust, on behalf of each Acquired Fund, will transfer to the Acquiring Fund all of such Acquired Fund's assets as set forth in paragraph 2 of this Section B, and, on behalf of the Acquiring Fund, will assume all of the liabilities of the Acquired Funds. Such transactions shall take place on the Closing Date, as defined in paragraph 6 of this Section B.

   2. The assets of the Acquired Funds to be acquired by the Acquiring Fund shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interests or other receivables that are owned by the Acquired Funds and any deferred or prepaid expenses shown on the unaudited statements of assets and liabilities of the Acquired Funds prepared as of the Closing Date, prepared in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the applicable Acquired Fund's most recent audited balance sheet.

   3. On or as soon as practicable prior to the Closing Date, each of the Acquired Funds will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

   4. At the Closing Date, the Trust will liquidate the Acquired Funds and issue full and fractional shares of beneficial interest of the Acquiring Fund to the respective Acquired Fund's shareholders, such that the shares of beneficial interest of the Acquiring Fund that are distributed to a shareholder of the Acquired Funds will have an aggregate net asset value equal to the aggregate net asset value of the shares of beneficial interest of the respective Acquired Fund held by such shareholder immediately prior to the Closing Date. In addition, each shareholder of the Acquired Funds will have the right to receive any unpaid dividends or other distributions that were declared before the Closing Date with respect to the shares of beneficial interest of the respective Acquired Fund held by such shareholder immediately prior to the Closing Date.

   5. The stock transfer books of the Trust with respect to the Acquired Funds will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter by the Trust with respect to the Acquired Funds will be deemed to be redemption requests for shares of the Acquiring Fund issued pursuant to this Plan. If any shares of the Acquired Funds are represented by a share certificate, the certificate must be surrendered to the Trust's transfer agent for cancellation before the Acquiring Fund shares issuable to the shareholder pursuant to this Plan will be redeemed.

   6. The Closing Date for purposes of this Plan shall be the close of business
on           , 2004, or at such other time as may be determined by the Board of
Trustees or an authorized officer of the Trust.

C. ACTIONS BY SHAREHOLDERS OF THE ACQUIRED FUND

   Prior to the Closing Date and as a condition thereto, the Board of Trustees of the Trust will call, and the Trust will hold, a meeting of the shareholders of each respective Acquired Fund to consider and vote upon:

      1. Approval of this Plan.

      2. Such other matters as may be determined by the Board of Trustees of the Trust.

D. CONDITIONS OF THE REORGANIZATION

   Consummation of this Plan will be subject to:

      1. The approval of the matters referred to in Article C of this Plan by the holders of a majority of the outstanding voting shares, as defined in the Investment Company Act of 1940, as amended, of each respective Acquired Fund in the manner required by law; and

      2. The following additional conditions:

          (a) The Trust will have received opinions of Willkie Farr & Gallagher LLP based upon customary representations and assumptions and to the effect that:

             (i) the shares of beneficial interest of the Acquiring Fund issued pursuant to this Plan will, when issued in accordance with the provisions hereof, be validly issued, fully paid and non-assessable by the Trust; and

             (ii) for U.S. federal income tax purposes: (A) the transfer to the Acquiring Fund of all of the assets of the Acquired Funds in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the stated liabilities of the Acquired Funds, followed by the distribution of such Acquiring Fund Shares to the shareholders of the Acquired Funds in exchange for their shares of the Acquired Funds in complete liquidation of the Acquired Funds, will (with respect to each Acquired Fund separately) constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Funds will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (B) except for gain or loss regularly attributable to the termination of an Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Funds upon the transfer of their assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the stated liabilities of the Acquired Funds or upon the distribution of such Acquiring Fund Shares to the shareholders of the Acquired Funds in exchange for their shares of the Acquired Funds; (C) except for assets that may be revalued as a consequence of a termination of an Acquired Fund's taxable year, the tax basis of the assets of the Acquired Funds in the hands of the Acquiring Fund will be the same as the tax basis of such assets of the respective Acquired Fund immediately prior to the Reorganization; (D) except for assets that may be revalued as a consequence of a termination of an Acquired Fund's taxable year, the holding period of the assets of the Acquired Funds in the hands of the Acquiring Fund will include the period during which such assets were held by the respective Acquired Fund;
          (E) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Funds solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the stated liabilities of the Acquired Funds; (F) no gain or loss will be recognized by a shareholder of an Acquired Fund upon the receipt of Acquiring Fund Shares solely in exchange for such shareholder's shares of the Acquired Fund pursuant to the Reorganization; (G) the aggregate tax basis of the Acquiring Fund Shares received by a shareholder of an Acquired Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor by such Shareholder; and (H) the holding period of the Acquiring Fund Shares received by a shareholder of an Acquired Fund pursuant to the Reorganization will include the holding period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder, provided that at the time of the exchange, the shares of the Acquired Fund were held as capital assets in the hands of such Shareholder.

          (b) All necessary filings, approvals, registrations and exemptions required under federal and state laws will have been obtained.

E. MISCELLANEOUS

   1. This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

   2. This Plan and the transactions contemplated hereby may be abandoned at any time for any reason prior to the Closing Date upon the vote of a majority of the Board of Trustees of the Trust.

   3. At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Acquired Funds, the Trust may, upon authorization by the Board of Trustees and with or without the approval of shareholders of the Acquired Funds, amend any of the provisions of this Plan.

   4. The expenses incurred in connection with the Reorganization (except for transaction costs associated with rebalancing the combined Fund's portfolio as a result of the Reorganization) will be borne by The Consulting Group division of Smith Barney Fund Management LLC.

   5. The Trust, by consent of its Board of Trustees, or an officer authorized by such Board of Trustees, may waive any condition to the obligations of the Acquired Funds or the Acquiring Fund hereunder if, in its or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Funds or the shareholders of the Acquiring Fund.

   6. The Reorganization of each of the Acquired Funds is contingent on each other Reorganization and in the event that one or more Reorganizations are approved and one or more other Reorganizations are not approved, this Plan and the transactions contemplated hereby will be abandoned by a vote of a majority of the Trustees of the Trust.

   7. It is expressly agreed that the obligations of the Trust hereunder shall not be personally binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust, but shall bind only the assets and property of the Acquired Funds or the Acquiring Fund series of the Trust, as provided in the Master Trust Agreement of the Trust. This Plan has been authorized by the Trustees of the Trust acting as such, and such authorization shall not be deemed to have been made individually or to impose any personal liability, but shall bind only the assets and property of the Acquired Funds and the Acquiring Fund series of the Trust as provided in the Trust's Master Trust Agreement. The Master Trust Agreement of the Trust provides, and it is expressly agreed, that each Acquired Fund and the Acquiring Fund shall be solely and exclusively responsible for the payment of its respective debts, liabilities and obligations, and that no other series of the Trust shall be responsible for the same.

                                                                        ANNEX A


   Fund                        Number of Shares Outstanding as of Record Date
   --------------------------------------------------------------------------

   Intermediate Fixed Income
     Investments
   --------------------------------------------------------------------------

   Mortgage Backed Investments
   --------------------------------------------------------------------------

   Multi-Sector Fixed Income
     Investments
   --------------------------------------------------------------------------

   Long-Term Bond Investments
   --------------------------------------------------------------------------

                                                                        ANNEX B


     Fund                                  Shares Held Percent Name Address
     ----------------------------------------------------------------------

     Intermediate Fixed Income Investments
     ----------------------------------------------------------------------

     Mortgage Backed Investments
     ----------------------------------------------------------------------

     Multi-Sector Fixed Income Investments
     ----------------------------------------------------------------------

     Long-Term Bond Investments
     ----------------------------------------------------------------------

                                   EXHIBIT B

                              FORM OF PROXY CARD

                    Your Proxy Vote is important!

                    And now you can Vote your Proxy over the TELEPHONE or the INTERNET.

                    It saves Time! Telephone and Internet voting are instantaneous - 24 hours a day.

                    It's Easy! Just follow these simple steps:

                    1. Read your proxy statement and have it at hand.

                    2. Call toll-free 1-866-241-6192 or go to website: https://vote.proxy-direct.com

                    3. Enter your 14 digit Control Number from your Proxy Card.

                    4. Follow the recorded or on-screen directions.

                    5. Do not mail your Proxy Card when you vote by Telephone or over the Internet.

                  Please detach at perforation before mailing.


PROXY CARD       CONSULTING GROUP CAPITAL MARKETS FUNDS              PROXY CARD

                          Mortgage Backed Investments
                      Multi-Sector Fixed Income Investments
                           Long-Term Bond Investments
                      Intermediate Fixed Income Investments
                   125 Broad Street, New York, New York 10004
                  PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS
                        , Eastern time, on         , 2004
                 -------                   --------

The undersigned hereby appoints R. Jay Gerken, Thomas Mandia and Barbara Allen, and each of them, each with full power of substitution, as proxies of the undersigned to vote all shares of beneficial interest that the undersigned is entitled in any capacity to vote at the above-stated special meeting, and at any and all adjournments or postponements thereof (the "Special Meeting"), on the matters set forth on this Proxy Card, and, in their discretion, upon all matters incident to the conduct of the Special Meeting and upon such other matters as may properly be brought before the Special Meeting. This proxy revokes all prior proxies given by the undersigned. Receipt of the Notice and the Proxy Statement,
dated           , 2004 (the "Proxy Statement") is hereby acknowledged.
      ----------

All properly executed proxies will be voted as directed. If no instructions are indicated on a properly executed proxy, the proxy will be voted FOR approval of Proposal 1 and Proposal 2. All ABSTAIN votes will be counted in determining the existence of a quorum at the Special Meeting and as votes AGAINST Proposal 1 and Proposal 2.


                        VOTE VIA THE TELEPHONE:  1-866-241-6192
                        VOTE VIA THE INTERNET:  https://vote.proxy-direct.com

                        -----------------------------------------
                        CONTROL NUMBER:  999 9999 9999 999
                        -----------------------------------------

                    Note: Please sign EXACTLY as your name or names appears on this Proxy. If joint owners, EACH may sign this Proxy. When signing as attorney, trustee, executor, administrator, guardian or corporate officer, please give your FULL title below.


                    ------------------------------------------
                    Signature


                    ------------------------------------------
                    Signature of joint owner, if any


                    ------------------------------------------
                    Date                             BAL_13417


      UNLESS VOTING BY TELEPHONE OR INTERNET, PLEASE SIGN, DATE AND RETURN
                THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE!


                  Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES WITH RESPECT TO YOUR FUND. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR PROPOSAL 1 and PROPOSAL 2.
                                              ---

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [BLACK BOX]



1. (Mortgage Backed      To approve a Plan of Reorganization providing for            FOR    AGAINST    ABSTAIN
Investments,             (i) the acquisition of all of the assets of each of
Multi-Sector Fixed       Mortgage Backed Investments, Multi-Sector Fixed Income       [ ]      [ ]         [ ]
Income Investments       Investments and Long-Term Bond Investments
and Long-Term Bond       (the "Acquired Funds") in exchange for shares of
Investments only)        beneficial interest of Intermediate Fixed Income
                         Investments (the "Acquiring Fund"), and the
                         assumption by the Acquiring Fund of all the
                         liabilities of each of the Acquired Funds and (ii)
                         the distribution to shareholders of each Acquired
                         Fund of such shares of beneficial interest of the
                         Acquiring Fund in liquidation of each Acquired Fund
                         and the cancellation of each Acquired Fund's
                         outstanding shares, conditioned upon approval of
                         Proposal 2.

2. (Intermediate         To approve a change in the fundamental investment           FOR     AGAINST    ABSTAIN
Fixed Income             objective of the Fund, conditioned upon approval of
Investments only)        Proposal 1.                                                 [ ]       [ ]         [ ]



   YOUR VOTE IS IMPORTANT. PLEASE SIGN, DATE AND MAIL THIS PROXY CARD PROMPTLY
       USING THE ENCLOSED ENVELOPE (UNLESS YOU ARE VOTING BY TELEPHONE OR
                         THROUGH THE INTERNET) BAL_13417

                                    PART B

        INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

                SUBJECT TO COMPLETION, DATED DECEMBER 23, 2003

                      STATEMENT OF ADDITIONAL INFORMATION

                               125 Broad Street
                           New York, New York 10004
                                1-800-451-2010

   RELATING TO THE ACQUISITION BY INTERMEDIATE FIXED INCOME INVESTMENTS (THE "ACQUIRING FUND"), A SERIES OF CONSULTING GROUP CAPITAL MARKETS FUNDS (THE "TRUST"), OF THE ASSETS OF MORTGAGE BACKED INVESTMENTS, MULTI-SECTOR FIXED
INCOME INVESTMENTS AND LONG-TERM BOND INVESTMENTS (THE "ACQUIRED FUNDS"), EACH
                            A SERIES OF THE TRUST.

                          Dated:              , 2004

   This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets of each of the Acquired Funds, each a series of the Trust, to the Trust, on behalf of the Acquiring Fund, in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of each of the Acquired Funds, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

      1. Statement of Additional Information for the Acquired Fund and the Acquiring Fund, dated December 29, 2003.

      2. Annual Report of the Acquired Funds and the Acquiring Fund for the year ended August 31, 2003.

   This Statement of Additional Information is not a prospectus. A
Prospectus/Proxy Statement, dated              , 2004, relating to the
above-referenced matter may be obtained without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                             FINANCIAL STATEMENTS

   The Annual Report of each of the Acquired Funds and the Acquiring Fund, in each case for the year ended August 31, 2003, including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports (and any more recent semi-annual report) without charge, please call 1-800-451-2010.

                  PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

   The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of August 31, 2003, including the unaudited pro forma schedule of investments, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended August 31, 2003 for the Acquiring Fund and the Acquired Funds as adjusted giving effect to the Reorganization.

       THE ANNUAL REPORTS AND THE PROSPECTUS AND STATEMENT OF ADDITIONAL
         INFORMATION OF THE ACQUIRING FUND, DATED AUGUST 31, 2003 AND DECEMBER 29, 2003, RESPECTIVELY, ARE INCORPORATED BY REFERENCE TO THE
    MOST RECENT FILINGS THEREOF BY CONSULTING GROUP CAPITAL MARKETS FUNDS.

       THE ANNUAL REPORTS AND THE PROSPECTUS AND STATEMENT OF ADDITIONAL
         INFORMATION OF THE ACQUIRED FUNDS, DATED AUGUST 31, 2003 AND DECEMBER 29, 2003, RESPECTIVELY, ARE INCORPORATED BY REFERENCE TO THE
    MOST RECENT FILINGS THEREOF BY CONSULTING GROUP CAPITAL MARKETS FUNDS.

                                  (Unaudited)

Reorganization of Consulting Group Capital Markets Funds--Multi-Sector Fixed Income Investments,
Mortgage Backed Investments and Long-Term Bond Investments into Consulting Group Capital Markets
Funds--Intermediate Fixed Income Investments

                                                                                                     Pro Forma
                                               Multi-Sector  Mortgage     Long-Term   Intermediate      Core
                                               Fixed Income   Backed        Bond      Fixed Income  Fixed Income
                                               Investments  Investments  Investments  Investments   Investments
                                               ------------ -----------  -----------  ------------  ------------
            PRO FORMA STATEMENT OF
            ASSETS AND LIABILITIES
Investments, at value......................... $46,792,110  $88,526,658  $23,094,729  $339,858,178  $498,271,675
Cash..........................................       2,715          128          318            --         3,161
Loaned securities collateral, at value........   2,134,508           --    2,210,175    45,242,496
Dividends and Interest Receivable.............     291,074      466,269      288,267     2,689,959     3,735,569
Receivable for Fund shares sold...............      26,870      176,415       39,144       806,158     1,048,587
Receivable for securities sold................     193,031      225,686       32,008    52,038,058    52,488,783
Receivable for open foreign currency contracts          --           --           --       139,949       139,949
Receivable due from manager...................      26,199           --           --            --        26,199
                                               -----------  -----------  -----------  ------------  ------------
   Total Assets...............................  49,466,507   89,395,156   25,664,641   440,774,798   555,713,923
                                               -----------  -----------  -----------  ------------  ------------
Payable for securities purchased..............  10,062,089   11,539,055       30,480    73,892,015    95,523,639
Payable for fund shares redeemed..............      39,041      140,097       13,554       371,991       564,683
Payable for loaned securities collateral......   2,134,508           --    2,210,175    45,242,496
Bank Overdraft................................                                           3,063,072     3,063,072
Management fee payable........................          --       22,596        8,040       106,650       137,286
Administration fee payable....................       6,313       13,423        4,020        53,501        77,257
Payable for variation margin..................      13,805           --        5,259         1,916        20,980
Written options, at value.....................     138,103           --           --         2,847       140,950
Dividend payable..............................         312       22,606        6,215        37,478        66,611
Payable for open foreign currency contracts...          --           --           --        10,072        10,072
Accrued expenses and other liabilities........      81,548       56,431       71,351       134,623       343,953
                                               -----------  -----------  -----------  ------------  ------------
   Total liabilities..........................  12,475,719   11,794,208    2,349,094   122,916,661    99,948,503
                                               -----------  -----------  -----------  ------------  ------------
   Net Assets................................. $36,990,788  $77,600,948  $23,315,547  $317,858,137  $455,765,420
                                               ===========  ===========  ===========  ============  ============
NET ASSETS:
Par value shares of beneficial interest....... $     4,925  $     9,870  $     2,830  $     38,877  $     56,502
Capital paid in excess of par value...........  39,494,042   80,379,161   22,669,923   322,484,760   465,027,886
Under (over) distributed net investment income      63,924    1,152,208      194,955      (206,132)    1,204,955
Accumulated net realized gain (loss)..........  (1,986,981)  (2,753,363)     666,909    (8,679,910)  (12,753,345)
Net unrealized appreciation (depreciation)....    (585,122)  (1,186,928)    (219,070)    4,220,542     2,229,422
                                               -----------  -----------  -----------  ------------  ------------
   Net Assets................................. $36,990,788  $77,600,948  $23,315,547  $317,858,137  $455,765,420
                                               ===========  ===========  ===========  ============  ============
Outstanding Shares............................   4,924,519    9,869,524    2,830,130    38,877,312    55,732,797
Net Asset Value...............................       $7.51        $7.86        $8.24         $8.18         $8.18

                    CONSULTING GROUP CAPITAL MARKETS FUNDS
                               PRO FORMA MERGER
                           SCHEDULES OF INVESTMENTS
                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                               Security                                   Value
----------- ---------                               --------                                ------------
CORPORATE BONDS AND NOTES -- 18.62%
Aerospace/Defense -- 0.36%
$    90,000 A         The Boeing Co., Debentures, 7.250% due 6/15/25....................... $     97,078
    375,000 A         General Dynamics Corp., Sr. Notes, 4.500% due 8/15/10................      371,797
     17,000 BB-       L-3 Communications Corp., 7.625% due 6/15/12.........................       17,765
                      Lockheed Martin Corp.:
    175,000 BBB         7.200% due 5/1/36..................................................      202,339
     95,000 BBB         Bonds, 8.500% due 12/1/29..........................................      120,986
                      Raytheon Co.:........................................................
     40,000 BBB-        Debentures, 7.000% due 11/1/28.....................................       42,175
                        Notes:
    450,000 BBB-         6.300% due 3/15/05................................................      476,704
     60,000 BBB-         6.750% due 8/15/07................................................       66,591
    325,000 BBB-         6.150% due 11/1/08................................................      351,492
     60,000 BBB-         5.500% due 11/15/12 (a)...........................................       60,231
                                                                                            ------------
                                                                                               1,807,158
                                                                                            ------------
Agriculture -- 0.10%
    380,000 BBB       Altria Group, Inc., Debentures, 7.750% due 1/15/27 (a)...............      359,405
      5,000 BB        DIMON Inc., Series B, 9.625% due 10/15/11 (g)........................        5,525
                      R.J. Reynolds Tobacco Holdings Inc.:
     50,000 BB+         7.250% due 6/1/12..................................................       41,312
     85,000 BB+         7.250% due 6/1/12 (a)..............................................       70,231
     10,000 BB+         Series B, 7.750% due 5/15/06.......................................        9,500
                                                                                            ------------
                                                                                                 485,973
                                                                                            ------------
Airlines -- 0.13%
    421,341 A-        Continental Airlines, Inc., Pass Thru Certificates, 6.900% due 1/2/18      392,143
                      Delta Air Lines Inc., Pass Thru Certificates:
     76,489 A           7.379% due 5/18/10.................................................       74,426
     50,000 AAA         Series 02-1, 6.417% due 7/2/12.....................................       51,536
    200,000 BBB-      United Air Lines, Inc., Pass Thru Certificates, 6.201% due 9/1/08....      152,166
                                                                                            ------------
                                                                                                 670,271
                                                                                            ------------
Auto Manufactures -- 0.68%
                      DaimlerChrysler N.A. Holding Corp.:
    700,000 BBB+        6.900% due 9/1/04..................................................      730,700
    700,000 BBB+        4.750% due 1/15/08.................................................      696,558
  1,405,000 BBB+        4.050% due 6/4/08..................................................    1,349,955
     60,000 BBB+        7.300% due 1/15/12.................................................       65,003
    200,000 BBB+        8.500% due 1/18/31.................................................      225,504
                      Ford Motor Co.:
     60,000 BBB         Debentures, 8.900% due 1/15/32.....................................       60,205
    280,000 BBB         Notes, 7.450% due 7/16/31..........................................      249,445
                                                                                            ------------
                                                                                               3,377,370
                                                                                            ------------

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                                  Security                                     Value
----------- ---------                                  --------                                  ------------
Auto Parts & Equipment -- 0.02%
$    12,000 BB-       American Axle & Manufacturing Inc., 9.750% due 3/1/09..................... $     12,960
     16,000 BBB-      Lear Corp., Series B, 8.110% due 5/15/09 (a)..............................       17,960
     60,000 BBB       TRW Inc., Debentures, 7.750% due 6/1/29...................................       70,509
                                                                                                 ------------
                                                                                                      101,429
                                                                                                 ------------
Banking -- 1.06%
                      Bank of America Corp.:
                        Sr. Notes:
     50,000 A+           3.875% due 1/15/08.....................................................       50,197
     50,000 A+           4.875% due 9/15/12.....................................................       49,060
                        Sub. Notes:
    810,000 A            7.800% due 2/15/10.....................................................      950,616
    130,000 A            7.250% due 10/15/25....................................................      144,346
    200,000 A+          The Bank of New York Co., Inc., Sr. Notes, 3.900% due 9/1/07............      202,538
                      Bank One Corp.:
     80,000 A           Notes, 6.500% due 2/1/06................................................       87,117
    300,000 A-          Sub. Debentures, 8.000% due 4/29/27.....................................      359,516
     80,000 A-          Sub. Notes, 5.900% due 11/15/11.........................................       84,642
    325,000 A+        Bank One NA Illinois., Notes, 3.700% due 1/15/08..........................      324,123
    525,000 A         FleetBoston Financial Corp. Sr. Note, 4.875% due 12/1/06..................      553,075
    125,000 A         HSBC Holdings Plc., Sub. Notes, 5.250% due 12/12/12.......................      124,889
    110,000 AAA       Kredit Fuer Wiederaufbau, Government Guaranteed, 3.375% due 1/23/08 (g)...      109,403
                      Northern Trust Co., Sub. Notes:
    150,000 A+          6.300% due 3/7/11.......................................................      163,029
    275,000 A+          4.600% due 2/1/13.......................................................      262,425
    120,000 A-        Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (c)...............      142,014
                      U.S. Bancorp, Sr. Notes:
     80,000 A-        Standard Chartered Bank, Sub., 8.000% due 5/30/31 (c).....................
    160,000 A+          3.950% due 8/23/07......................................................      162,579
    100,000 A+          Series MTNN, 3.125% due 3/15/08.........................................       97,087
    230,000 A-        Wachovia Corp., Sub. Debentures, 7.500% due 4/15/35.......................      271,313
                      Wells Fargo & Co.:
                        Sr. Notes:
     50,000 A+           5.250% due 2/1/07......................................................       53,241
    775,000 A+           5.125% due 2/15/07.....................................................      820,665
                        Sub. Notes:
     50,000 A            7.400% due 1/15/11.....................................................       57,776
    180,000 A            6.375% due 8/1/11 (g)..................................................      197,351
     10,000 A+        Wells Fargo Bank N.A., Sub. Notes, 6.450% due 2/1/11......................       11,014
                                                                                                 ------------
                                                                                                    5,278,016
                                                                                                 ------------
Beverages -- 0.19%
    420,000 A+        Anheuser Busch Cos., Inc., Debentures, 6.500% due 2/1/43 (g)..............      447,234
                      Constellation Brands Inc.:
     15,000 B+          8.500% due 3/1/09.......................................................       15,675
      6,000 BB          Series B, 8.000% due 2/15/08............................................        6,360
    445,000 A-        The Pepsi Bottling Group, Inc., Sr. Notes, Series B, 7.000% due 3/1/29 (g)      496,150
                                                                                                 ------------
                                                                                                      965,419
                                                                                                 ------------

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                                Security                                    Value
----------- ---------                                --------                                 ------------
Building - Materials -- 0.00%
                      American Standard Inc.:
$    17,000 BB+         7.375% due 4/15/05................................................... $     17,999
      2,000 BB+         7.375% due 2/1/08....................................................        2,160
                                                                                              ------------
                                                                                                    20,159
                                                                                              ------------
Building - Residential/Commercial -- 0.01%
     17,000 BB        DR Horton Inc., 5.875% due 7/1/13......................................       15,343
      1,000 BBB-      Lennar Corp., Series B, 9.950% due 5/1/10..............................        1,162
      8,000 B+        Schuler Homes Inc., 10.500% due 7/15/11 (a)............................        8,880
                                                                                              ------------
                                                                                                    25,385
                                                                                              ------------
Casino Hotels -- 0.01%
     28,000 BB+       Harrah's Operating Co., Inc., 7.875% due 12/15/05......................       30,310
                      MGM MIRAGE:
      6,000 BB-         9.750% due 6/1/07....................................................        6,720
     15,000 BB-         8.375% due 2/1/11 (a)................................................       16,538
     11,000 BBB+      Park Place Entertainment, Sr. Notes, 8.500% due 11/15/06...............       12,017
                                                                                              ------------
                                                                                                    65,585
                                                                                              ------------
Casinos and Gaming -- 0.00%
     12,000 BB-       Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.375% due 7/15/09 (c)       12,090
                                                                                              ------------
Chemicals -- 0.21%
                      The Dow Chemical Co.:
                        Debentures:
    900,000 A-           5.970% due 1/15/09..................................................      947,655
     20,000 A-           7.375% due 11/1/29..................................................       21,614
     50,000 A-          Notes, 5.250% due 5/14/04............................................       51,050
     14,000 BB+       FMC Corp., Secured Notes, 10.250% due 11/1/09..........................       15,890
     23,000 B+        IMC Global Inc., Series B, 10.875% due 6/1/08..........................       23,920
                                                                                              ------------
                                                                                                 1,060,129
                                                                                              ------------
Commercial Services -- 0.00%
      4,000 BBB-      Avis Group Holdings, Inc., 11.000% due 5/1/09..........................        4,460
                                                                                              ------------
Computer Services -- 0.10%
    115,000 BBB       Electronic Data Systems Corp., Notes, 7.450% due 10/15/29..............      107,302
                      International Business Machines Corp.:
     20,000 A+          6.500% due 1/15/28...................................................       20,941
    150,000 A+          7.000% due 10/30/45..................................................      165,070
     40,000 A+          Debentures, 7.125% due 12/1/96.......................................       43,730
    150,000 A+          Notes, 4.750% due 11/29/12 (g).......................................      146,862
                                                                                              ------------
                                                                                                   483,905
                                                                                              ------------
Diversified Financial Services -- 5.73%
  1,100,000 AAA       AIG SunAmerica Global Financing II, Sr. Notes, 7.600% due 6/15/05 (c)..    1,205,421
    170,000 A         Bear, Stearns & Co. Inc., Notes, 4.650% due 7/2/18.....................      149,034
    425,000 A         The Bear Stearns Cos., Inc., Notes, 2.875% due 7/2/08..................      401,689
                      Boeing Capital Corp.:
     80,000 A           Notes, 6.500% due 2/15/12 (a)........................................       84,415
  1,000,000 A           Sr. Notes, 5.400% due 11/30/09.......................................    1,017,856

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                     Security                          Value
----------- ---------                     --------                       ------------
Diversified Financial Services -- 5.73% (continued)
                      CIT Group Inc.:
$    15,000 A           Notes, 6.500% due 2/7/06........................ $     16,227
     70,000 A           Sr. Notes, 7.750% due 4/2/12 (a)................       79,857
                      Credit Suisse First Boston USA, Inc., Notes:
    465,000 A+          4.625% due 1/15/08..............................      476,696
    390,000 A+          6.125% due 11/15/11.............................      410,660
     30,000 A+          6.500% due 1/15/12..............................       32,325
                      Ford Motor Credit Co.:
  2,735,000 BBB         Bonds, 7.375% due 2/1/11........................    2,787,941
                        Notes:
    600,000 BBB          2.985% due 10/25/04............................      603,963
    495,000 BBB          7.500% due 3/15/05.............................      523,380
     55,000 BBB          6.875% due 2/1/06..............................       57,798
    230,000 BBB          7.375% due 10/28/09............................      237,755
     30,000 BBB          7.875% due 6/15/10.............................       31,424
     10,000 BBB         Sr. Notes, 5.800% due 1/12/09...................        9,721
                      General Electric Capital Corp.:
    140,000 AAA         Debentures, Series EMTN, 6.375% due 8/23/08 (g).      153,486
                        Notes:
    650,000 AAA          3.500% due 8/15/07.............................      645,612
    960,000 AAA          6.125% due 2/22/11.............................    1,031,502
    565,000 AAA          5.875% due 2/15/12.............................      592,829
    340,000 AAA          6.000% due 6/15/12.............................      359,578
    340,000 AAA          6.750% due 3/15/32.............................      364,629
                      General Motors Acceptance Corp.:
                        Notes:
    415,000 BBB          6.750% due 1/15/06.............................      437,854
  2,000,000 BBB          4.500% due 7/15/06 (a).........................    2,005,288
    185,000 BBB          7.750% due 1/19/10.............................      196,938
    515,000 BBB          7.250% due 3/2/11..............................      528,688
    450,000 BBB          6.875% due 9/15/11.............................      450,853
    110,000 BBB          7.000% due 2/1/12 (g)..........................      110,115
    250,000 BBB         Sr. Unsub. Notes, 5.850% due 1/14/09............      250,365
                      The Goldman Sachs Group, Inc.:
    190,000 A+          Bonds, 6.875% due 1/15/11.......................      211,514
                        Notes:
     50,000 A+           4.125% due 1/15/08.............................       50,339
    375,000 A+           6.600% due 1/15/12.............................      408,930
    375,000 A+           5.700% due 9/1/12..............................      384,918
     35,000 A+           4.750% due 7/15/13.............................       33,163
    270,000 A+           6.125% due 2/15/33.............................      262,300
                      Household Finance Corp.:
    100,000 A           Bonds, 7.350% due 11/27/32......................      112,151
                        Notes:
    595,000 A            7.200% due 7/15/06.............................      662,777
    110,000 A            5.750% due 1/30/07.............................      117,830
     20,000 A            8.000% due 7/15/10.............................       23,452

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                             Security                                Value
----------- ---------                             --------                             ------------
Diversified Financial Services -- 5.73% (continued)
$   825,000   A          6.375% due 10/15/11.......................................... $    884,459
     25,000   A          7.000% due 5/15/12...........................................       27,804
    175,000   A          6.375% due 11/27/12..........................................      186,408
     60,000   A          4.750% due 7/15/13...........................................       56,387
                      J.P. Morgan Chase & Co.:
                        Sr. Notes:
    225,000   A+         5.250% due 5/30/07...........................................      238,667
    150,000   A+         3.625% due 5/1/08............................................      147,821
                        Sub. Notes:
    175,000   A          6.250% due 2/15/11...........................................      188,170
    205,000   A          6.625% due 3/15/12...........................................      224,401
    100,000   A          5.750% due 1/2/13............................................      102,933
     80,000   A-      John Deere Capital Corp., Notes, 7.000% due 3/15/12.............       89,603
                      Lehman Brothers Holdings Inc., Notes:
  3,000,000   A         6.625% due 4/1/04.............................................    3,088,554
    460,000   A         6.250% due 5/15/06............................................      501,295
    120,000   A         4.000% due 1/22/08 (g)........................................      120,307
    545,000   A         7.000% due 2/1/08.............................................      605,992
                      Merrill Lynch & Co., Inc., Notes:
     30,000   A+        6.750% due 6/1/28.............................................       31,667
     50,000   A+        Series MTNB, 5.350% due 6/15/04...............................       51,524
                      Morgan Stanley:
    280,000   A+        Bonds, 5.800% due 4/1/07 (g)..................................      300,875
    150,000   A+        Notes, 7.250% due 4/1/32......................................      168,009
                        Unsub. Notes:
    100,000   A+         6.100% due 4/15/06...........................................      108,074
    485,000   A+         6.750% due 4/15/11...........................................      535,482
                      Morgan Stanley Group Inc.:
     90,000   A+        Notes, 3.625% due 4/1/08......................................       88,517
     45,000   A+        Unsub. Bonds, 6.100% due 4/15/06..............................       48,633
     17,000   B-      Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10........       18,955
    750,000   AA      Principal Life Global Funding I, Secured, 5.250% due 1/15/13 (c)      748,578
    435,000   A       SLM Corp., Notes, 5.625% due 4/10/07............................      466,390
  2,000,000   BBB-    UFJ Finance Aruba AEC, Notes, 6.750% due 7/15/13................    1,983,158
                                                                                       ------------
                                                                                         28,533,936
                                                                                       ------------
Diversified Manufacturing -- 0.13%
                      Tyco International Group S.A.:
    390,000   BBB-      6.375% due 6/15/05............................................      406,088
     50,000   BBB-      6.375% due 2/15/06............................................       51,937
    140,000   BBB-      6.125% due 11/1/08............................................      141,400
     35,000   BBB-      6.750% due 2/15/11............................................       35,788
                                                                                       ------------
                                                                                            635,213
                                                                                       ------------
Electric -- 1.59%
                      The AES Corp., Secured Notes:
     13,000   BB        10.000% due 7/15/05 (c).......................................       13,325
     85,000   B+        8.750% due 5/15/13 (c)........................................       86,913
     34,000   CCC+    Calpine Canada Energy Finance LLC, 8.500% due 5/1/08............       26,010

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                                Security                                    Value
----------- ---------                                --------                                 ------------
Electric -- 1.59% (continued)
                      Calpine Corp.:
$    60,000   B         Secured Notes, 8.750% due 7/15/13 (c)................................ $     56,700
     10,000   CCC+      Sr. Notes, 8.750% due 7/15/07 (a)....................................        7,850
    225,000   BBB     Centerpoint Energy Houston Electric LLC, 5.700% due 3/15/13 (c)........      227,716
    100,000   A-      Commonwealth Edison Co., Secured, 5.875% due 2/1/33....................       96,888
                      Detroit Edison Co.:
    225,000   A-        First Mortgage, 5.050% due 10/1/05...................................      237,199
     50,000   A-        Secured Notes, 6.350% due 10/15/32...................................       50,696
                      Dominion Resources Inc.:
    450,000   BBB+      Notes, 4.125% due 2/15/08............................................      450,172
                        Sr. Notes:
    175,000   BBB+       5.125% due 12/15/09.................................................      178,116
    100,000   BBB+       5.700% due 9/17/12..................................................      102,667
    160,000   BBB+       6.750% due 12/15/32.................................................      164,187
                      DTE Energy Co., Sr. Notes:
    425,000   BBB       6.000% due 6/1/04....................................................      437,070
     40,000   BBB       6.375% due 4/15/33...................................................       36,672
                      Duke Energy Corp.:
    300,000   A-        First Mortgage, 4.500% due 4/1/10 (a)................................      297,667
     50,000   BBB+      Sr. Notes, 5.625% due 11/30/12.......................................       50,177
                      First Energy Corp., Notes:
    210,000   BBB-      7.375% due 11/15/31..................................................      199,229
     70,000   BBB-      Series B, 6.450% due 11/15/11........................................       68,668
  1,000,000   A       Florida Power & Light Co., First Mortgage, 6.000% due 6/1/08...........    1,086,985
                      Hydro Quebec, Local Government Guaranteed:
    140,000   A+        Series IU, 7.500% due 4/1/16 (g).....................................      167,659
     10,000   A+        Series JL, 6.300% due 5/11/11........................................       11,025
     40,000   BBB-    MidAmerican Energy Holdings Co., Sr. Notes, 5.875% due 10/1/12.........       40,646
    110,000   A-      Niagara Mohawk Power Corp., Sr. Notes, Series G, 7.750% due 10/1/08 (g)      126,242
                      Oncor Electric Delivery Co.:
     20,000   BBB-      Debentures, 7.000% due 9/1/22........................................       20,959
                        Secured Notes:
    315,000   BBB        6.375% due 1/15/15 (b)..............................................      332,985
     80,000   BBB        7.250% due 1/15/33 (c)..............................................       87,755
    550,000   A       Peco Energy Co., First Mortgage, 5.950% due 11/1/11....................      583,221
     20,000   NR      PG&E Corp., Secured Notes, 6.875% due 7/15/08 (c)......................       20,400
    155,000   BBB-    Progress Energy Inc., Sr. Notes, 6.750% due 3/1/06.....................      168,186
    800,000   BBB     PSEG Power, LLC 7.750% due 4/15/11.....................................      908,335
     11,000   BB      Southern California Edison Co., 8.000% due 2/15/07 (c).................       12,100
     30,643   BBB-    System Energy Resources Inc., Secured Bonds, 7.430% due 1/15/11........       32,093
  1,500,000   BBB     TXU Energy Co., Notes, 7.000% due 3/15/13 (b)..........................    1,544,678
                                                                                              ------------
                                                                                                 7,931,191
                                                                                              ------------
Environmental Control -- 0.06%
                      Waste Management Inc.:
     50,000   BBB       7.750% due 5/15/32...................................................       56,611
     50,000   BBB       Notes, 7.100% due 8/1/26.............................................       51,742

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                            Security                                Value
----------- ---------                            --------                             ------------
Environmental Control -- 0.06% (continued)
                        Sr. Notes:
$    20,000   BBB        7.375% due 8/1/10........................................... $     22,491
    150,000   BBB        7.000% due 7/15/28..........................................      155,302
                                                                                      ------------
                                                                                           286,146
                                                                                      ------------
Food -- 0.60%
     70,000   A+      Archer-Daniels-Midland Co., Debentures, 7.000% due 2/1/31......       78,181
    695,000   BBB+    General Mills Inc., Notes, 5.125% due 2/15/07..................      743,075
                      Kellogg Co.:
     20,000   BBB       Debentures, 7.450% due 4/1/31................................       23,267
                        Notes:
    150,000   BBB        6.600% due 4/1/11...........................................      166,507
    135,000   BBB        Series B, 6.600% due 4/1/11 (g).............................      149,857
                      Kraft Foods Inc.:
    180,000   BBB+      Bonds, 6.500% due 11/1/31....................................      177,577
                        Notes:
    540,000   BBB+       4.625% due 11/1/06..........................................      553,982
    450,000   BBB+       5.625% due 11/1/11..........................................      453,180
    250,000   BBB     Kroger Co., 6.800% due 4/1/11 (a)..............................      273,688
                      Nabisco Inc.:
     70,000   A-        Debentures, 7.550% due 6/15/15...............................       80,504
    260,000   A-        Notes, 6.850% due 6/15/05....................................      275,768
     20,000   Ba2*    Smithfield Foods Inc., Sr. Notes, Series B, 8.000% due 10/15/09       21,100
                                                                                      ------------
                                                                                         2,996,686
                                                                                      ------------
Forestry -- 0.17%
                      Abitibi Consolidated Inc.:
     10,000   BB+       Bonds, 8.550% due 8/1/10.....................................       10,627
      4,000   BB+       Debentures, 8.500% due 8/1/29................................        3,820
      9,000   BB+     Cascades Inc., Sr. Notes, 7.250% due 2/15/13 (c)...............        8,932
                      Georgia-Pacific Corp.:
                        Debentures:
      6,000   BB+        9.500% due 12/1/11..........................................        6,375
      4,000   BB+        7.700% due 6/15/15..........................................        3,710
                        Notes:
      1,000   BB+        8.125% due 5/15/11 (a)......................................          997
      3,000   BB+        7.750% due 11/15/29.........................................        2,512
      1,000   BB+        8.875% due 5/15/31..........................................          928
      6,000   BB+       Sr. Notes, 8.875% due 2/1/10 (c).............................        6,345
                      MeadWestvaco Corp.:
     75,000   BBB       6.850% due 4/1/12............................................       81,466
     70,000   BBB       6.800% due 11/15/32..........................................       69,946
                      Weyerhaeuser Co.:
                        Debentures:
    150,000   BBB        7.125% due 7/15/23..........................................      154,672
    180,000   BBB        7.375% due 3/15/32..........................................      189,655

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                                Security                                   Value
----------- ---------                                --------                                ------------
Forestry -- 0.17% (continued)
                        Notes:
$   200,000   BBB        5.500% due 3/15/05................................................. $    209,310
     70,000   BBB        6.750% due 3/15/12.................................................       74,810
                                                                                             ------------
                                                                                                  824,105
                                                                                             ------------
Healthcare Services -- 0.05%
     30,000   BBB-    HCA Inc., Sr. Notes, 7.875% due 2/1/11................................       32,026
     10,000   BBB     Manor Care Inc., Sr. Notes, 7.500% due 6/15/06........................       10,700
                      Tenet Healthcare Corp.:
    121,000   BB        Notes, 7.375% due 2/1/13............................................      119,488
     76,000   BB        Sr. Notes, 6.375% due 12/1/11.......................................       71,060
                                                                                             ------------
                                                                                                  233,274
                                                                                             ------------
Holding Companies -- 0.02%
     20,000   BB-     Kansas City Southern Railway, 9.500% due 10/1/08......................       21,925
     14,000   BB-     Peabody Energy Corp., Series B, 6.875% due 3/15/13....................       14,070
     50,000   B+      Williams Holdings of Delaware, Debentures, 6.250% due 2/1/06..........       48,500
                                                                                             ------------
                                                                                                   84,495
                                                                                             ------------
Hotels -- 0.01%
     10,000   BBB-    Hilton Hotels Corp., Notes, 7.625% due 5/15/08........................       10,675
     20,000   B+      Host Marriott Corp., Series B, 7.875% due 8/1/08......................       20,200
     10,000   BB+     Starwood Hotels & Resort Worldwide Inc., 7.375% due 5/1/07............       10,525
                                                                                             ------------
                                                                                                   41,400
                                                                                             ------------
Household Products -- 0.03%
    150,000   A       Avery Dennison Corp., Notes, 4.875% due 1/15/13.......................      147,229
      3,000   BB-     Moore North America Finance Inc., Sr. Notes, 7.875% due 1/15/11 (c)...        3,120
                                                                                             ------------
                                                                                                  150,349
                                                                                             ------------
Insurance -- 0.54%
                      AIG SunAmerica Global Financing, Notes:
    300,000   AAA       IX, 5.100% due 1/17/07 (c)..........................................      320,296
    425,000   AAA       XII, 5.300% due 5/30/07 (c).........................................      453,627
    325,000   AA      Allstate Financial Global Funding, Sr. Notes, 1.298% due 6/21/06 (c)..      325,965
    300,000   BBB-    Fund America Cos. Inc., Notes, 5.875% due 5/15/13.....................      294,366
                      Loews Corp.:
    160,000   A         Debentures, 8.875% due 4/15/11 (g)..................................      188,157
    520,000   A         Sr. Notes, 7.625% due 6/1/23........................................      541,334
    100,000   A       MetLife Inc., Sr. Notes, 6.125% due 12/1/11...........................      105,988
    300,000   A+      Prudential Insurance Co. of America, Sr. Notes, 6.375% due 7/23/06 (c)      328,732
     10,000   BB-     Willis Corroon Corp., 9.000% due 2/1/09...............................       10,700
    125,000   A+      Xl Capital Financial Europe PLC, 6.500% due 1/15/12 (g)...............      135,246
                                                                                             ------------
                                                                                                2,704,411
                                                                                             ------------
Iron and Steel -- 0.0%
     14,000   B+      AK Steel Corp., 7.750% due 6/15/12 (a)................................       10,710
                                                                                             ------------

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                             Security                                 Value
----------- ---------                             --------                              ------------
Lodging -- 0.00%
$    20,000 BB+       Mandalay Resort Group., Debentures, 7.000% due 11/15/36.......... $     21,150
                                                                                        ------------
Machinery Diversified -- 0.01%
     20,000 BB        AGCO Corp., 9.500% due 5/1/08....................................       21,800
                      Cummins Inc.:
     10,000 BB+         Debentures, 7.125% due 3/1/28..................................        8,950
      4,000 BB+         Sr. Notes, 9.500% due 12/1/10 (c)..............................        4,480
      5,000 BB-       Teekay Shipping Corp., Sr. Notes, 8.875% due 7/15/11.............        5,456
                                                                                        ------------
                                                                                              40,686
                                                                                        ------------
Manufacturing Miscellaneous -- 0.16%
     80,000 AAA       General Electric Co., Notes, 5.000% due 2/1/13...................       78,980
     22,000 BB+       SPX Corp., Sr. Notes, 7.500% due 1/1/13..........................       22,990
                      Tyco International Group S.A.:
    220,000 BBB-        6.375% due 10/15/11 (g)........................................      221,375
     26,000 BBB-        7.000% due 6/15/28.............................................       24,473
    454,000 BBB-        6.875% due 1/15/29 (a)(g)......................................      425,511
                                                                                        ------------
                                                                                             773,329
                                                                                        ------------
Media -- 1.11%
     10,000 BBB-      AMFM Inc., 8.000% due 11/1/08....................................       11,400
                      AOL Time Warner Inc.: (d)(g)
     90,000 BBB+        6.125% due 4/15/06.............................................       96,309
    150,000 BBB+        6.875% due 5/1/12..............................................      163,352
    480,000 BBB+        7.700% due 5/1/32 (d)(g).......................................      528,457
     10,000 BB+       British Sky Broadcasting PLC, 6.875% due 2/23/09.................       10,800
    276,000 BBB       Comcast Cable Communications Holdings Inc., 8.375% due 3/15/13...      328,495
                      Comcast Corp.:
    295,000 BBB         5.500% due 3/15/11.............................................      298,728
    150,000 BBB         6.500% due 1/15/15 (g).........................................      157,692
    200,000 BBB         7.050% due 3/15/33.............................................      208,499
                        Cox Communications Inc.:
    100,000 BBB         Debentures, 6.800% due 8/1/28..................................      101,256
     50,000 BBB         Notes, 7.125% due 10/1/12......................................       55,722
    200,000 BBB       Cox Enterprises Inc., Notes, 4.750% due 5/1/08 (c)...............      199,487
                      CSC Holdings Inc., Debentures:
      4,000 BB-         7.875% due 2/15/18.............................................        3,860
      1,000 BB-         7.625% due 7/15/18.............................................          955
     10,000 BB-         Sr. Notes, Series B, 7.625% due 4/1/11.........................       10,050
     10,000 B         Dex Media West Finance LLC Co., Sr. Notes, 8.500% due 8/15/10 (c)       10,850
     16,000 BB-       EchoStar DBS Corp., Sr. Notes, 9.375% due 2/1/09.................       17,100
    735,000 BBB       Lenfest Communications, Inc., Sr. Notes, 8.375% due 11/1/05......      817,609
     80,000 BBB-      Liberty Media Corp., Debentures, 8.250% due 2/1/30 (a)...........       87,366
                      News America Holdings:
     40,000 BBB-        7.300% due 4/30/28.............................................       42,846
     70,000 BBB-        7.625% due 11/30/28............................................       77,799

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                                Security                                   Value
----------- ---------                                --------                                ------------
Media -- 1.11% (continued)
$   300,000   BBB-      8.150% due 10/17/36................................................. $    346,152
     40,000   BBB-      Sr. Notes, 6.550% due 3/15/33 (c)...................................       39,537
     10,000   BBB-    Rogers Cable Inc., Secured Notes, 7.875% due 5/1/12...................       10,538
    100,000   BBB     TCI Communications Inc., Sr. Notes, 7.125% due 2/15/28................      102,934
     50,000   BBB+    Time Warner Entertainment Co., L.P., Sr. Notes, 8.375% due 7/15/33....       60,619
                      Time Warner Inc.:
                        Debentures:
    200,000   BBB+       7.250% due 10/15/17................................................      217,103
    125,000   BBB+       7.570% due 2/1/24..................................................      134,558
                        Notes:
  1,000,000   BBB+       7.975% due 8/15/04 (a).............................................    1,050,150
    110,000   BBB+       8.110% due 8/15/06.................................................      123,680
                      Viacom Inc.:
     25,000   A-        6.400% due 1/30/06..................................................       27,130
     40,000   A-        5.625% due 8/15/12..................................................       41,478
    100,000   A-        7.875% due 7/30/30..................................................      118,733
     20,000   B+      Vivendi Universal S.A., Sr. Notes, 6.250% due 7/15/08 (c).............       20,100
                                                                                             ------------
                                                                                                5,521,344
                                                                                             ------------
Multi-National -- 0.49%
    700,000   AAA     European Investment Bank, Notes, 5.625% due 1/24/06 (a)...............      752,782
                      International Bank for Reconstruction & Development, Notes:
    725,000   AAA       6.015% due 6/21/04..................................................      752,112
    900,000   AAA       5.000% due 3/28/09..................................................      960,613
                                                                                             ------------
                                                                                                2,465,507
                                                                                             ------------
Money Center Banks -- 0.03%
                      J.P. Morgan Chase & Co.:
     70,000   A+        Sr. Notes, 4.000% due 2/1/08........................................       70,317
                        Sub. Notes:
     20,000   A          6.000% due 2/15/09.................................................       21,400
     50,000   A          5.750% due 1/2/13..................................................       51,467
     10,000   BBB-    Sumitomo Mitsui Banking Corp./New York, Sub. Notes, 8.000% due 6/15/12       11,615
                                                                                             ------------
                                                                                                  154,799
                                                                                             ------------
Non-Hazardous Waste Disposal -- 0.06%
     23,000   BB-     Allied Waste North America, Series B, 8.875% due 4/1/08...............       24,783
                      Waste Management Inc.:
    110,000   BBB       6.370% due 11/15/12 (g).............................................      116,011
     40,000   BBB       7.375% due 5/15/29..................................................       42,897
    120,000   BBB       7.750% due 5/15/32 (g)..............................................      135,866
                                                                                             ------------
                                                                                                  319,557
                                                                                             ------------
Oil and Gas Producers -- 0.83%
                      Anadarko Finance Co., Series B:
     25,000   BBB+      6.750% due 5/1/11...................................................       27,887
    270,000   BBB+      7.500% due 5/1/31...................................................      311,948
     40,000   BBB     Anderson Exploration Ltd., Notes, 6.750% due 3/15/11..................       43,654

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                            Security                               Value
----------- ---------                            --------                            ------------
Oil and Gas Producers -- 0.83% (continued)
$    80,000   A-      Apache Corp., Notes, 6.250% due 4/15/12....................... $     87,598
                      Atlantic Richfield Co.:
    755,000   AA+       Debentures, 9.125% due 3/1/11...............................      948,314
     40,000   AA+       Notes, 5.900% due 4/15/09...................................       43,686
     20,000   AA+     BP Capital Markets PLC, 4.625% due 5/27/05....................       20,949
     17,000   BB-     Chesapeake Energy Corp., 8.125% due 4/1/11....................       17,850
    170,000   AA      Chevron Texaco Capital Co., 3.500% due 9/17/07 (g)............      171,097
                      Conoco Funding Co.:
     50,000   A-        6.350% due 10/15/11.........................................       54,506
     80,000   A-        7.250% due 10/15/31.........................................       91,754
     80,000   A-      Conoco Inc., Sr. Notes, 6.950% due 4/15/29....................       88,028
    110,000   A-      ConocoPhillips, Sr. Notes, 6.950% due 4/15/29.................      121,039
                      ConocoPhillips:
    220,000   A-        4.750% due 10/15/12 (g).....................................      215,608
                        Notes:
    180,000   A-         8.500% due 5/25/05.........................................      199,464
     30,000   A-         8.750% due 5/25/10.........................................       36,576
    160,000   BBB     Devon Energy Corp., Debentures, 7.950% due 4/15/32............      187,488
     70,000   BBB     Devon Financing Corp. ULC, 6.875% due 9/30/11.................       77,454
                      Forest Oil Corp.:
      5,000   BB        7.750% due 5/1/14...........................................        4,938
      5,000   BB        Sr. Notes, 8.000% due 6/15/08...............................        5,125
     11,000   BB-     Grant Prideco Escrow Corp., 9.000% due 12/15/09...............       11,633
    130,000   BBB+    Michigan Consolidated Gas, 1st. Mortgage, 5.700% due 3/15/33..      120,743
    670,000   BBB+    Norcen Energy Resources, Debentures, 7.375% due 5/15/06.......      728,076
    125,000   BBB+    Occidental Petroleum Corp., Sr. Notes, 6.750% due 1/15/12 (a).      139,296
    240,000   BBB-    Ocean Energy Inc., 4.375% due 10/1/07.........................      242,941
     10,000   BB+     Parker & Parsley Pertroleum Co., Sr. Notes, 8.875% due 4/15/05       10,850
     10,000   BBB+    Petronas Capital Ltd., 7.875% due 5/22/22 (c).................       10,959
     30,000   B       Petrozuata Finance Inc., 8.220% due 4/1/17 (c)................       24,450
      4,000   BB+     Pioneer Natural Resources Co., 9.625% due 4/1/10..............        4,850
     90,000   AAA     Seariver Maritime Inc., zero coupon due 9/1/12................       57,205
     10,000   B       Vintage Petroleum Inc., Sr. Sub. Notes, 7.875% due 5/15/11....       10,150
     10,000   BB+     Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12......       10,950
     30,000   BB      XTO Energy Inc., Sr. Notes, 6.250% due 4/15/13................       30,150
                                                                                     ------------
                                                                                        4,157,216
                                                                                     ------------
Packaging and Containers -- 0.01%
     17,000   BB      Ball Corp., 6.875% due 12/15/12...............................       17,085
      9,000   BB+     Norampac Inc., Sr. Notes, 6.750% due 6/1/13 (c)...............        8,933
                                                                                     ------------
                                                                                           26,018
                                                                                     ------------
Pharmaceuticals -- 0.73%
     10,000   BB      AmerisourceBergen Corp., Sr. Notes, 8.125% due 9/1/08.........       10,625
     10,000   BB-     Biovail Corp., Sr. Sub. Notes, 7.875% due 4/1/10..............       10,100
    335,000   AA-     Bristol-Myers Squibb & Co., Notes, 5.750% due 10/1/11 (g).....      351,397
    130,000   AA      Eli Lilly & Co., Notes, 7.125% due 6/1/25.....................      151,966

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                             Security                                Value
----------- ---------                             --------                             ------------
Pharmaceuticals -- 0.73% (continued)
                      Merck & Co., Inc.:
$    50,000   AAA       Debentures, 5.950% due 12/1/28................................ $     50,617
  2,825,000   AAA       Notes, 5.760% due 5/3/37......................................    3,072,334
     10,000   BB+     Omnicare Inc., Series B, 8.125% due 3/15/11.....................       10,650
                                                                                       ------------
                                                                                          3,657,689
                                                                                       ------------
Pipelines -- 0.13%
    110,000   CCC+    Dynegy Holdings Inc., Sr. Notes, 8.750% due 2/15/12 (b).........       94,050
                      El Paso Corp., Sr. Notes:
    240,000   B         7.800% due 8/1/31.............................................      183,600
     90,000   B         7.750% due 1/15/32 (c)........................................       68,850
     10,000   B+      El Paso National Gas Co., Bonds, 8.375% due 6/15/32 (c).........        9,250
     20,000   B+      Southern Natural Gas Co., Notes, 8.000% due 3/1/32..............       19,600
    110,000   BBB+    Texas Eastern Transmission, L.P., Sr. Notes, 7.000% due 7/15/32.      114,828
                      The Williams Cos. Inc.:
    150,000   B+        Debentures, 7.500% due 1/15/31................................      129,750
                        Notes:
     30,000   B+         7.750% due 6/15/31...........................................       26,475
     10,000   B+         8.750% due 3/15/32...........................................        9,775
                                                                                       ------------
                                                                                            656,178
                                                                                       ------------
Real Estate Investment Trusts -- 0.49%
    325,000   BBB+    Archstone Smith Trust, Notes, 3.000% due 6/15/08................      308,326
    225,000   BBB+    Avalonbay Communities Inc., Notes, MTN Series, 5.000% due 8/1/07      233,206
                      EOP Operating L.P.:
    950,000   BBB+      Notes, 7.375% due 11/15/03....................................      960,732
    175,000   BBB+      Sr. Notes, 7.000% due 7/15/11.................................      193,097
    650,000   BBB+    ERP Operating LP, Notes, 6.625% due 3/15/12 (a).................      706,516
      9,000   BBB-    Healthcare REIT Inc., Notes, 8.000% due 9/12/12.................        9,820
      2,000   B+      Host Marriott L.P., Series G, 9.250% due 10/1/07................        2,125
     10,000   BB-     Ventas Realty L.P./Ventas Capital Corp., 8.750% due 5/1/09......       10,550
                                                                                       ------------
                                                                                          2,424,372
                                                                                       ------------
Regional Authority -- 0.07%
    170,000   AA      Province of Ontario, Notes, 3.500% due 9/17/07 (g)..............      169,903
                      Province of Quebec, Debentures:
    120,000   A+        7.500% due 9/15/29 (g)........................................      143,792
     30,000   A+        Series NJ, 7.500% due 7/15/23.................................       35,502
                                                                                       ------------
                                                                                            349,197
                                                                                       ------------
Retail -- 0.31%
     10,000   BB+     The Gap Inc., Notes, 6.900% due 9/15/07.........................       10,588
     17,000   BB+     J.C. Penney Co., Inc., Notes, 8.000% due 3/1/10.................       17,723
                      Sears Roebuck Acceptance Corp.:
                        Notes:
    275,000   BBB        6.700% due 11/15/06..........................................      302,087
    165,000   BBB        6.750% due 8/15/11...........................................      180,041
    100,000   BBB     Unsub. Notes, 6.250% due 5/1/09.................................      106,627

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                             Security                                Value
----------- ---------                             --------                             ------------
Retail -- 0.31% (continued)
                      Target Corp.:
                        Debentures:
$    80,000   A+         7.000% due 7/15/31........................................... $     87,835
     10,000   A+         6.350% due 11/1/32...........................................       10,153
    120,000   A+        Notes, 5.875% due 3/1/12 (a)(g)...............................      127,321
                      Wal-Mart Stores Inc.:
    170,000   AA        Notes, 7.550% due 2/15/30 (g).................................      204,324
    425,000   AA        Sr. Notes, 6.875% due 8/10/09.................................      483,807
                                                                                       ------------
                                                                                          1,530,506
                                                                                       ------------
Savings and Loans -- 0.09%
    335,000   AAA     US Central Credit Union, Notes, 2.750% due 5/30/08..............      319,938
    120,000   BBB+    Washington Mutual Bank FA, Sub. Notes, 5.500% due 1/15/13.......      120,787
                                                                                       ------------
                                                                                            440,725
                                                                                       ------------
Telecommunications -- 1.99%
    225,000   A+      Ameritech Capital Funding Corp., 6.250% due 5/18/09.............      240,143
                      AT&T Corp.:
     27,000   BBB       Notes, 6.000% due 3/15/09.....................................       28,052
  1,105,000   BBB       Sr. Notes, 8.500% due 11/15/31................................    1,250,975
                      AT&T Wireless Services, Inc.:
     50,000   BBB       Notes, 8.125% due 5/1/12......................................       57,511
                        Sr. Notes:
     45,000   BBB        7.350% due 3/1/06............................................       49,413
     50,000   BBB        8.750% due 3/1/31............................................       59,449
    175,000   A+      BellSouth Capital Funding Corp., Debentures, 6.040% due 11/15/26      190,531
                      BellSouth Corp., Notes:
     10,000   A+        6.000% due 10/15/11...........................................       10,740
    200,000   A+        6.875% due 10/15/31...........................................      216,520
                      British Telecom PLC:
     70,000   A-        Bonds, 8.875% due 12/15/30....................................       87,933
  2,500,000   A-        Notes, 2.414% due 12/15/03....................................    2,507,713
     20,000   CCC+    Cincinnati Bell Inc., 7.250% due 7/15/13 (C)....................       19,700
                      Deutsche Telekom International Finance B.V.:
    650,000   BBB+      8.250% due 6/15/05............................................      712,989
     30,000   BBB+      8.500% due 6/15/10............................................       35,360
     10,000   BBB+      5.250% due 7/22/13............................................        9,645
     25,000   BBB+      8.750% due 6/15/30............................................       30,126
    130,000   BBB+      Bonds, 9.250% due 6/1/32......................................      167,413
     60,000   BBB     France Telecom, Notes, 9.750% due 3/1/31........................       77,602
    300,000   A+      GTE California Inc., Series H, Debentures, 7.650% due 3/15/07...      342,407
    300,000   A+      New York Telephone Co., Debentures, 6.700% due 11/1/23..........      306,520
     10,000   B+      Nextel Communication Inc., Sr. Notes, 7.375% due 8/1/15.........       10,075
                      PanAmSat Corp.:
      6,000   B-        8.500% due 2/1/12.............................................        6,225
      4,000   BB-       Notes, 6.375% due 1/15/08.....................................        4,120
  1,200,000   BBB     PCCW HKTC Capital Ltd., 6.000% due 7/15/13 (b)..................    1,149,962
    150,000   CCC+    Qwest Capital Funding Inc., 7.750% due 2/15/31..................      120,750

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                                        Security                                           Value
----------- ---------                                        --------                                        ------------
Telecommunications -- 1.99% (continued)
$   270,000   CCC+    Qwest Communications International Inc., Sr. Notes, 7.500% due 11/1/08 (a)............ $    254,475
                      SBC Communications, Inc., Notes:
     75,000   A+        6.250% due 3/15/11..................................................................       81,193
     30,000   A+        5.875% due 8/15/12..................................................................       31,688
                      Sprint Capital Corp.:
     60,000   BBB-      6.000% due 1/15/07..................................................................       63,092
    100,000   BBB-      6.125% due 11/15/08.................................................................      103,995
    230,000   BBB-      8.750% due 3/15/32..................................................................      262,223
     30,000   BBB-      Notes, 8.375% due 3/15/12...........................................................       34,135
                      Verizon Global Funding Corp., Notes:
    130,000   A+        7.250% due 12/1/10..................................................................      147,541
    140,000   A+        6.875% due 6/15/12+.................................................................      154,541
     50,000   A+        7.375% due 9/1/12 (b)...............................................................       56,984
    715,000   A+      Verizon New Jersey Inc., Debentures, 5.875% due 1/17/12...............................      748,648
                      WorldCom, Inc., Notes:
    270,000   NR        7.375% due 1/15/06 (c)(e)...........................................................       80,325
    500,000   NR        8.250% due 5/15/10 (e)..............................................................      148,750
    250,000   NR      WorldCom Inc. -- WorldCom Group, Bonds, 8.250% due 5/15/31 (e)........................       74,375
                                                                                                             ------------
                                                                                                                9,933,839
                                                                                                             ------------
Transportation -- 0.31%
                      Burlington Northern Santa Fe Corp., Notes:
    300,000   BBB+      7.875% due 4/15/07..................................................................      345,235
    200,000   BBB+      5.900% due 7/1/12...................................................................      209,575
     75,000   BBB     Canadian Pacific Railway Ltd., Bonds, 7.125% due 10/15/31.............................       84,204
    577,395   A+      FedEx Corp., Pass Thru Certificates, 6.720% due 1/15/22...............................      630,397
                      Norfolk Southern Corp., Sr. Notes:
     20,000   BBB       6.750% due 2/15/11..................................................................       22,121
     90,000   BBB       7.250% due 2/15/31..................................................................       99,084
                      Union Pacific Corp.:
     95,000   BBB       Debentures, 6.625% due 2/1/29.......................................................       98,783
     45,000   BBB       Notes, 6.650% due 1/15/11...........................................................       49,523
                                                                                                             ------------
                                                                                                                1,538,922
                                                                                                             ------------
                      TOTAL CORPORATE BONDS AND NOTES.......................................................
                      (Cost -- $91,542,493).................................................................   92,800,299
                                                                                                             ------------
MUNICIPAL BOND INVESTMENTS -- .20%
    375,000   BBB+    California State Department of Water Resources, Power Supply System Revenue, Series E,
                       3.585% due 5/1/04....................................................................      378,368
    600,000   AAA     Oregon School Boards Association, zero coupon due 6/30/09.............................      467,820
    160,000   AA      State of Illinois, 5.1000% due 6/1/33.................................................      140,002
                                                                                                             ------------
                      TOTAL MUNICIPAL BONDS.................................................................
                      (Cost -- $983,151)....................................................................      986,190
                                                                                                             ------------

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                Security                   Value
----------- ---------                --------                ------------
U.S. GOVERNMENT OBLIGATIONS AND AGENCIES -- 23.07%
U.S. Government Obligations -- 12.06%
                      U.S. Treasury Notes:
$   255,000             2.000% due 5/15/06 (a).............. $    253,098
    535,000             2.375% due 8/15/06..................      533,537
  4,636,960             3.375% due 1/15/07 (a)..............    5,024,582
  1,800,000             4.375% due 5/15/07 (a)..............    1,893,658
  1,989,505             3.625% due 1/15/08 (a)..............    2,191,565
    500,000             3.000% due 2/15/08 (a)..............      494,864
  5,915,000             2.625% due 5/15/08 (a)..............    5,730,624
  1,920,000             5.625% due 5/15/08 (a)..............    2,110,126
  8,330,000             3.250% due 8/15/08 (a)..............    8,259,070
    315,000             5.500% due 5/15/09 (a)..............      345,503
    510,000             6.000% due 8/15/09 (a)..............      571,439
  1,259,764             4.250% due 1/15/10 (a)..............    1,442,628
    880,000             6.500% due 2/15/10 (a)..............    1,011,691
  3,271,337             3.500% due 1/15/11 (a)..............    3,606,139
    860,000             4.000% due 11/15/12 (a).............      834,133
     10,000             4.875% due 2/15/12..................       10,407
  1,470,000             4.250% due 8/15/13 (a)..............    1,446,573
    510,000             2.375% due 8/15/06 (a)(g)...........      508,605
     50,000             3.000% due 11/15/07 (a).............       49,764
  1,430,000             3.250% due 8/15/08 (g)..............    1,417,823
    270,000             4.250% due 8/15/13 (a)(g)...........      265,697
                      Stripped Coupon Payment only coupon:
  3,225,000             Due 2/15/12 (a).....................    2,195,441
    200,000             Due 11/15/16........................       99,211
  1,400,000             Due 5/15/20 (a).....................      550,155
                      Stripped Principal Payment only:
  3,100,000             Zero coupon due 8/15/20 (a).........    1,205,261
  1,217,000             Zero coupon due 8/15/28 (a).........      300,794
    876,731           U.S. Treasury Inflation-Indexed Bonds:
    680,000             4.250% due 1/15/10 (a)(g)...........    1,003,995
    860,398             1.875% due 7/15/13 (a)(g)...........      655,988
    124,187             3.875% due 4/15/29 (a)(g)...........    1,034,898
                        3.375% due 4/15/32 (a)(g)...........      140,642
    900,000           U.S. Treasury Principal Strips:
    100,000             Due 11/15/21 (g)....................      323,497
     30,000             Due 11/15/26........................       26,774
                        Due 11/15/27........................        7,642
                      U.S. Treasury Bonds:
    860,000             10.375% due 11/15/12 (a)............    1,102,379
  1,350,000             7.500% due 11/15/16 (a).............    1,683,651
    550,000             8.875% due 8/15/17 (a)..............      764,371
  1,000,000             7.875% due 2/15/21 (a)..............    1,302,657
  1,000,000             6.750% due 8/15/26 (a)..............    1,181,954
  4,000,000             8.125% due 8/15/19 (a)(g)...........    5,291,720
    210,000             8.000% due 11/15/21 (g).............      277,635

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount    Rating(a)                            Security                                Value
----------- ---------                            --------                             ------------
U.S. Government Obligations -- 12.06% (continued)
$   250,000             6.000% due 2/15/26........................................... $    270,449
    370,000             5.500% due 8/15/28...........................................      376,533
    300,000             5.250% due 11/15/28..........................................      294,996
    305,000             5.375% due 2/15/31 (g).......................................      311,648
     15,000             5.375% due 2/15/31 (a).......................................       15,327
  2,730,000             Stripped Principal Payment only, zero coupon due 5/15/14.....    1,603,954
    230,000             Stripped Principal Payment only, zero coupon due 8/15/26 (g).       62,600
                                                                                      ------------
                      TOTAL U.S. TREASURY OBLIGATIONS................................   60,085,698
                                                                                      ------------
U.S. Government Agencies -- 11.01%
                      Fannie Mae, Notes:
    725,000    AAA      1.750% due 6/16/06...........................................      707,944
  2,360,000    AAA      5.250% due 4/15/07 (a).......................................    2,523,571
  1,400,000    NR       5.750% due 2/15/08 (a).......................................    1,523,280
    150,000    AAA      6.000% due 5/15/08 (a).......................................      164,855
  3,000,000    NR       6.625% due 9/15/09 (a).......................................    3,380,982
  4,570,000    NR       7.250% due 1/15/10 (a).......................................    5,311,227
  1,750,000    NR       7.125% due 6/15/10 (a).......................................    2,024,374
    910,000    NR       6.625% due 11/15/10 (a)......................................    1,025,594
  1,890,000    AAA      4.750% due 2/21/13...........................................    1,821,610
                      Freddie Mac, Notes:
  1,500,000    AAA      4.250% due 3/22/06...........................................    1,524,118
  2,010,000    NR       6.625% due 9/15/09...........................................    2,264,229
    910,000    AAA      Bonds, 6.750% due 3/15/31....................................    1,019,332
    400,000    AAA      Notes, 6.250% due 7/15/32 (a)................................      420,699
                      Small Business Administration:
  4,835,485    NR       7.540% due 8/10/09...........................................    5,299,177
  5,476,749    NR       8.017% due 2/10/10...........................................    6,086,026
  3,026,047    NR       7.452% due 9/1/10............................................    3,297,300
  1,689,569    NR       6.650% due 11/1/15...........................................    1,803,467
  4,607,184    NR       7.190% due 12/1/19...........................................    5,040,119
                      Participation Certificates:
  2,741,291    NR       6.150% due 11/1/13...........................................    2,886,599
    854,575    NR       6.850% due 10/1/15...........................................      916,635
  1,445,054    NR       7.700% due 7/1/16............................................    1,585,789
  3,811,512    NR       7.590% due 1/1/20............................................    4,229,882
                                                                                      ------------
                                                                                        54,856,809
                                                                                      ------------
                      TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES
                       (Cost -- $113,712,305)........................................  114,942,507
                                                                                      ------------

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount                                 Security                                  Value
-----------                              --------                               ------------
ASSET-BACKED SECURITIES -- 1.17%
$    56,458 Advanta Revolving Home Equity Loan Trust, 1.360% due 8/25/24....... $     56,360
    106,351 Banc Of America Funding Corp., 6.000% due 5/20/33..................      108,350
    180,000 Capital Auto Receivables Asset Trust, 1.160% due 6/15/05 (g).......      180,056
     61,570 CDC Mortgage Capital Trust, 1.420% due 1/25/33.....................       61,608
            Chase Funding Mortgage Loan Asset-Backed Certificates:
     61,937   1.360% due 5/25/32...............................................       52,461
     52,571   1.430% due 8/25/32...............................................       62,202
    100,000 Commercial Mortgage Acceptance Corp., 6.570% due 12/15/30..........      108,284
            Countrywide Asset-Backed Certificates:
    199,406   1.480% due 5/25/32 (g)...........................................      199,821
    129,323   1.800% due 5/25/32 (c)(g)........................................      129,525
    138,203   Series 2000-4, 1.350% due 12/25/31 (g)...........................      138,333
     32,666   Series 2001-BC3, 1.350% due 12/25/31.............................       32,731
            Countrywide Home Equity Loan Trust:
     23,262   1.350% due 4/15/27...............................................       23,255
     45,444   1.350% due 5/15/28...............................................       45,374
     54,811 Countrywide Home Loans, 7.090% due 8/25/29 (g).....................          347
     19,570 CS First Boston Mortgage Securities Corp., 1.440% due 2/15/32......       19,586
     12,195 Delta Funding Home Equity Loan Trust, 1.710% due 2/15/31...........       12,251
    200,000 Deutsche Mortgage and Asset Receiving Corp., 6.538% due 6/15/31 (g)      216,371
            EMC Mortgage Loan Trust:
    273,389   1.660% due 8/25/40 (c)(g)........................................      274,200
     63,942   1.760% due 2/25/41 (c)...........................................       63,942
            Fannie Mae:
              Bonds:
     30,000    4.375% due 3/15/13 (a)..........................................       28,732
    310,000    6.625% due 11/15/30 (g).........................................      341,798
     30,000   Notes, 3.250% due 8/15/08 (a)....................................       29,232
    120,000 Federal Home Loan Bank System, Bonds, 4.875% due 11/15/06 (g)......      126,987
    322,471 Fleet Home Equity Loan Trust, 1.360% due 1/20/33 (g)...............      322,435
            Freddie Mac:
     50,000   Bonds, 6.750% due 3/15/31........................................       56,007
    200,000   Notes, 4.500% due 7/15/13 (a)(g).................................      191,741
    188,403   Interest Only Strip, 6.000% due 2/1/33...........................       40,685
            GMAC Commercial Mortgage Securities Inc.:
     79,010   1.350% due 7/15/12 (c)...........................................       78,911
    200,000   6.700% due 5/15/30 (g)...........................................      220,715
    308,000 Government National Mortgage Association, 13.780% due 1/20/32......      292,454
     60,845 Household Automotive Trust, 6.650% due 4/17/06.....................       61,283
    179,580 Impac CMB Trust, 1.510% due 3/25/33 (g)............................      179,920
            Lehman Brothers Commercial Mortgage Trust:
     34,102   1.340% due 11/19/12 (c)..........................................       34,118
     97,230   1.350% due 8/16/13 (c)...........................................       97,286
    100,000 Nationslink Funding Corp., 6.867% due 1/22/26......................      107,659
            New Century Home Equity Loan Trust:................................
     14,106   1.390% due 7/25/30...............................................       14,098
     61,898   1.400% due 6/20/31...............................................       61,881
    200,000 Nomura Asset Securities Corp., 7.120% due 4/13/39 (a)(g)...........      219,173

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount                                   Security                                   Value
-----------                                --------                                ------------
Asset-Backed Securities -- 1.17% (continued)
$    92,748 Ocwen Residential MBS Corp., 7.000% due 10/25/40 (C).................. $     94,725
            Option One Mortgage Loan Trust:
     71,136   1.510% due 11/25/32.................................................       71,431
    183,777   1.530% due 2/25/33 (g)..............................................      184,423
    134,753 Option One Mortgage Securities Corp. NIM Trust, 1.500% due 1/26/10 (C)      134,795
    162,758 Provident Bank Home Equity Loan Trust, 1.500% due 1/25/31 (a)(g)......      162,635
    100,000 Providian Master Trust, 1.280% due 4/15/09............................       99,753
     27,531 Prudential Home Mortgage Securities, 14.451% due 12/25/08.............       27,916
    100,000 Public Service New Hampshire Funding LLC, 6.480% due 5/1/15...........      110,602
            Residential Asset Mortgage Products Inc.:
    184,969   1.450% due 3/25/33 (g)..............................................      185,084
    191,869   1.440% due 5/25/33 (g)..............................................      191,935
     17,500 Sears Credit Account Master Trust, 6.050% due 1/15/08.................       17,719
     41,758 Security National Mortgage Loan Trust, 3.070% due 8/25/10 (c).........       41,927
    140,502 Structured Asset Securities Corp., 1.610% due 8/25/32 (g).............      141,077
     80,000 Wachovia Asset Securitization Inc., 1.480% due 9/27/32................       80,299
                                                                                   ------------
            TOTAL ASSET-BACKED SECURITIES
            (Cost -- $5,849,084)..................................................    5,834,493
                                                                                   ------------
MORTGAGED BACKED SECURITIES -- 44.08%
Federal Home Loan Mortgage Corporation (FHLMC) -- 8.63%
            Gold:
  3,000,300   4.500% due 6/1/18...................................................    2,948,580
  1,100,000   5.000% due 9/1/33 (f)...............................................    1,062,875
  5,000,000   5.500% due 9/18/03 (f)(g)...........................................    5,103,125
    586,352   5.500% due 4/1/17...................................................      599,033
    195,008   6.000% due 3/1/16 - 5/1/16..........................................      201,793
 12,107,882   6.500% due 7/1/14 - 3/1/33..........................................   12,547,073
    141,824   6.500% due 11/1/16 (g)..............................................      148,815
     66,009   6.500% due 2/1/33...................................................       68,387
     14,934   6.500% due 3/1/33...................................................       15,471
     13,124   6.500% due 4/1/33...................................................       13,597
      4,973   7.500% due 7/1/16...................................................        5,323
     43,446   7.500% due 7/1/28...................................................       46,479
    186,798   7.000% due 11/1/29..................................................      196,987
     95,485   7.000% due 11/1/30..................................................      100,641
    409,104   21.900% due 12/15/24 (g)............................................       39,386
    400,000   13.880% due 12/15/31................................................      375,861
    169,000   6.000% due 9/1/33 (f)(I)............................................      171,746
     68,027   10.000% due 4/1/09 - 10/1/09........................................       74,452
     31,133   10.250% due 5/1/09 - 2/1/10.........................................       34,152
     64,445   9.000% due 12/1/04 - 7/1/11.........................................       69,364
     36,162   11.500% due 10/1/15.................................................       41,105
    158,596   9.500% due 10/1/08 - 8/1/16.........................................      171,231
  4,557,251   16.540% due 3/15/17 (g).............................................    5,097,502
    310,368   8.000% due 8/1/08 - 6/1/17..........................................      336,159

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount                   Security                    Value
-----------                --------                  ------------
Federal Home Loan Mortgage Corporation (FHLMC) -- 8.63% (continued)
$   709,728      8.500% due 12/1/06 - 7/1/17....... $    772,369
  1,507,227      6.000% due 2/1/33 (a).............      325,480
     18,538      9.500% due 4/1/10.................       19,987
  2,775,290      6.000% due 6/1/17 (g).............    2,890,390
    158,059      8.500% due 9/1/08 - 2/1/18........      171,603
  1,343,827      7.500% due 12/1/12 - 5/1/25.......    1,437,754
  1,145,873      8.000% due 5/1/06 - 12/1/26.......    1,238,522
  2,125,558      7.000% due 5/1/12 - 9/1/28........    2,245,796
  2,394,281      6.500% due 3/1/11 - 4/1/33 (g)....    2,492,334
  2,000,000      5.000% due 12/31/33 (b)...........    1,932,500
                                                     ------------
                                                      42,995,872
                                                     ------------
Federal National Mortgage Association (FNMA) -- 21.97%
  8,000,000      6.000% due 9/18/03 (f)(g).........    8,290,000
  2,500,000      6.500% due 11/13/03 (f)(g)........    2,572,655
  3,000,000      5.500% due 11/18/03 (f)(g)........    3,042,186
  1,769,405      6.225% due 7/1/08.................    1,917,769
  7,114,741      6.000% due 3/1/11 - 11/1/17.......    7,378,803
  6,327,924      5.500% due 8/1/15 - 9/1/18........    6,480,235
 11,500,870      4.00% due 8/1/18 - 9/1/18.........   11,015,576
    575,845      7.000% due 9/1/26.................      609,372
    220,515      7.173% due 1/1/30.................      224,561
    381,704      6.807% due 3/1/30.................      387,581
 14,151,066      6.500% due 5/1/08 - 8/1/32........   14,690,402
  2,999,850      5.000% due 8/1/33.................    2,907,469
  1,102,543      6.340% due 4/1/40.................    1,138,779
     56,293      5.500% due 11/25/10...............       57,025
    386,437      6.000% due 11/1/13................      401,457
     22,854      5.500% due 5/1/17.................       23,365
    119,601      6.500% due 7/1/17.................      127,046
     41,446      5.500% due 5/1/18.................       42,361
     67,083      6.500% due 5/1/23.................       69,670
     55,661      7.000% due 3/18/26 (g)............        1,132
    114,690      5.500% due 10/18/27...............      117,300
    393,241      6.000% due 11/1/32................      399,929
    112,475      5.760% due 5/25/33................      110,043
    415,855      6.000% due 5/25/33 (g)............       96,050
     43,020      6.500% due 2/1/33.................       44,543
    810,000      4.500% due 9/1/18 (e)(i)..........      795,825
  1,400,000      5.000% due 9/1/18 (e)(i)..........    1,405,250
  1,100,000      6.000% due 9/1/33 (e)(i)..........    1,118,562
  1,000,000      6.500% due 9/1/33 (e).............    1,034,062
     44,641      10.750% due 10/1/12...............       49,370
      5,472      12.500% due 6/1/15................        5,910
    166,962      8.500% due 6/1/06-6/1/17..........      179,055
    136,604      9.000% due 10/1/05 - 3/1/18.......      147,682

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount                           Security                             Value
-----------                        --------                          ------------
Federal National Mortgage Association (FNMA) -- 21.97% (continued)
$ 3,767,796   5.500% due 11/1/08 - 5/1/18........................... $  3,857,638
      5,401   10.000% due 1/1/21....................................        6,040
     80,498   9.500% due 11/1/09 - 11/1/21..........................       88,190
    411,494   8.000% due 1/1/05 - 12/1/22...........................      445,797
  1,692,128   7.000% due 3/1/17 - 12/1/26...........................    1,792,300
    966,835   7.500% due 12/1/06 - 2/1/30...........................    1,032,901
  9,383,930   6.500% due 3/1/09 - 2/1/33............................    9,795,463
 11,290,756   6.000% due 1/1/09 - 5/1/33............................   11,581,160
  1,349,706   5.760% due 5/25/33....................................    1,320,511
  4,990,261   6.000% due 5/25/33 (a)................................    1,152,605
  9,740,000   4.500% due 12/1/33 (b)................................    9,569,550
    471,530   Interest Only Strip, 6.000% due 1/1/32................       92,550
    177,966   Interest Only Strip, 6.000% due 7/1/32................       35,881
  9,203,965   Interest Only Strip, 6.000% due 12/31/31 - 6/1/33 (a).    1,814,124
                                                                     ------------
                                                                      109,465,735
                                                                     ------------
Government National Mortgage Association (GNMA) -- 5.01%
            GNMA I:
  8,000,000   4.500% due 9/22/03 (f)(g).............................    7,457,504
    130,972   8.000% due 7/15/30....................................      140,844
    313,323   9.000% due 7/15/30 - 9/15/30..........................      340,487
    470,284   8.500% due 4/15/30 - 11/15/30.........................      507,636
  1,290,601   6.500% due 6/15/08 - 11/15/31.........................    1,365,343
    155,373   6.000% due 3/15/29....................................      158,895
     57,803   8.000% due 2/15/30....................................       62,159
      8,133   8.000% due 3/15/30....................................        8,746
    156,388   6.500% due 6/15/31 (g)................................      162,766
     89,996   6.500% due 12/15/31...................................       93,667
    244,123   6.500% due 5/15/32 (g)................................      254,073
     67,378   6.000% due 8/15/32....................................       68,864
    289,153   6.000% due 10/15/32...................................      295,530
  1,600,000   6.500% due 9/1/33 (f)(I)..............................    1,664,499
  2,700,000   5.000% due 9/1/33 (f)(I)..............................    2,618,158
     24,795   11.000% due 7/15/10 - 9/15/10.........................       27,839
     21,329   9.000% due 10/15/16...................................       23,654
     56,692   9.500% due 12/15/16 - 8/15/19.........................       62,979
    584,085   8.000% due 1/15/14 - 9/15/23..........................      634,228
    191,857   8.500% due 6/15/25 - 7/15/27..........................      209,520
    528,626   7.500% due 8/15/27 - 9/15/27..........................      563,575
  2,334,752   7.000% due 4/15/23 - 3/15/28..........................    2,474,814
  8,983,125   zero coupon due 8/1/33................................    3,407,973
            GNMA II:
    584,105   4.375% due 2/20/26....................................      599,805
    375,179   5.625% due 10/20/27...................................      385,985
     21,782   8.000% due 3/20/30....................................       23,263
    559,450   4.000% due 5/20/30....................................      566,679

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount                                      Security                                       Value
-----------                                   --------                                    ------------
Government National Mortgage Association (GNMA) -- 5.01% (continued)
$    49,324   8.000% due 6/20/25......................................................... $     52,952
     98,477   7.000% due 11/20/16........................................................      104,278
    144,789   9.000% due 4/20/17 - 11/20/21..............................................      160,068
      8,357   6.500% due 12/20/23........................................................        8,696
    307,165   8.500% due 6/20/16 - 10/20/30..............................................      332,609
    115,786   8.000% due 2/20/31.........................................................      123,629
                                                                                          ------------
                                                                                            24,961,717
                                                                                          ------------
Collateralized Mortgage Obligation (CMO) -- 8.47%
            Bear Stearns Adjustable Rate Mortgage Trust:
    767,073   5.794% due 8/25/32.........................................................      780,715
    909,781   6.048% due 10/25/32........................................................      907,484
    551,378   5.663% due 2/25/33.........................................................      544,488
    627,386 Capco America Securitization Corp., 5.860% due 10/15/30......................      667,498
    137,028 Capital Asset Research Funding L.P., 5.905% due 12/15/05 (c).................      135,808
  1,000,000 Capital Auto Receivables Asset Trust, 3.580% due 10/16/06....................    1,026,063
  2,000,000 Chase Commercial Mortgage Securities Corp., 7.370% due 6/19/29...............    2,226,578
    195,108 CS First Boston Mortgage Securities Corp., 6.500% due 4/25/16................      203,775
            Fannie Mae:
  1,500,000   5.000% due 3/25/17.........................................................    1,560,000
  2,427,672   7.000% due 4/25/24.........................................................    2,546,534
    514,850   1.560% due 10/25/30........................................................      519,534
  2,314,058   6.500% due 5/25/31.........................................................    2,412,874
    876,789   1.510% due 5/18/32.........................................................      880,393
            Fannie Mae Grantor Trust:
  1,025,356   5.685% due 1/25/28.........................................................    1,071,820
    502,107   3.310% due 2/25/32.........................................................      491,674
            Freddie Mac:
  3,000,000   6.500% due 8/15/17.........................................................    3,104,131
    707,758   6.500% due 2/15/30.........................................................      725,792
    441,706 G-Wing Ltd., 3.770% due 11/16/11 (c).........................................      440,602
            Government National Mortgage Association (GNMA):
    450,665   8.000% due 12/20/14........................................................      454,138
    823,023   1.653% due 12/16/25........................................................      829,878
    740,105   1.510% due 3/16/32.........................................................      743,156
    675,000 Green Tree Financial Corp., 6.970% due 5/1/31................................      685,378
    300,000 GS Mortgage Securities Corp. II, 6.624% due 5/3/18 (c).......................      326,203
  1,325,000 Honda Auto Receivables Owner Trust, Auto 5.3, 4.490% due 9/17/07.............    1,380,654
    851,606 LB Commercial Conduit Mortgage Trust, 7.105% due 10/15/32....................      925,640
    878,777 LB-UBS Commercial Mortgage Trust, 6.410% due 12/15/19........................      953,204
    825,000 MBNA Master Credit Card Trust USA, 7.800% due 10/15/12.......................      970,862
  1,135,000 Merrill Lynch Mortgage Investors, Inc., 6.540% due 12/10/29..................    1,244,852
    700,000 Nissan Auto Receivables Owner Trust, 5.350% due 10/15/06.....................      719,142
     80,033 Residential Funding Mortgage Securities, Inc., 7.000% due 10/25/27...........       80,017
    372,856 Ryland Mortgage Securities Corp., 4.634% due 10/25/31........................      366,366
  2,451,010 Small Business Administration Participatiojn Certificates, 5.080% due 11/1/22    2,404,448

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

   Face
  Amount                              Security                               Value
-----------                           --------                            ------------
Government National Mortgage Association (GNMA) -- 5.01% (continued)
            Structured Asset Securities Corp.:
$   804,240   3.357% due 4/25/31 (c)..................................... $    758,334
    133,517   5.800% due 9/25/31.........................................      134,913
    487,515   6.150% due 7/25/32.........................................      496,827
  1,340,209 United Mortgage Securities Corp., 4.186% due 6/25/32.........    1,337,059
            Washington Mutual, Inc.:
    901,562   6.140% due 10/19/39........................................      908,774
    742,084   MSC Mortgage Pass-Through Certificates, 6.298% due 7/25/32.      747,129
    951,351 CWHL 1999-8 A5, 7.090% due 8/25/29...........................        6,021
  3,600,000 FHR 2412 OS, 13.880% due 12/15/31 (a)........................    3,382,746
    556,606 FNR 1997-63 PE, Interest Only Strip, 7.000% due 3/18/26......       11,322
  2,460,658 FNS 3371, zero coupon, Interest Only Strip due 6/1/33........    1,722,461
    393,434 PHMS 1993 - 48 A8, 14.451% due 12/25/08......................      398,927
                                                                          ------------
                                                                            42,234,214
                                                                          ------------
            TOTAL MORTGAGED BACKED SECURITIES
            (Cost -- $206,297,135).......................................  219,657,538
                                                                          ------------

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003


 Shares   Ratings                        Security                             Value
--------- -------                        --------                          ------------
SOVEREIGN AGENCY -- 2.34%
Brazil -- 0.04%
                  Federal Republic of Brazil:
   86,199  B+       Bonds, Series 20 Year, 8.000% due 4/15/14............. $     77,606
   50,000  B+       DCB, Series 18 Year, 2.188% due 4/15/12...............       40,281
   14,118  B+       NMB, Series 15 Year, 2.188% due 4/15/09...............       12,512
   30,000  B+       Notes, 12.000% due 4/15/10............................       31,538
                  Unsub. Bonds:
   10,000  B+       10.000% due 8/7/11....................................        9,475
   40,000  B+       11.000% due 8/17/40...................................       36,480
   10,000  B+       Unsub. Notes, 14.500% due 10/15/09....................       11,725
                                                                           ------------
                                                                                219,617
                                                                           ------------
Bulgaria -- 0.01%
                  Republic of Bulgaria, Bonds:
   25,000  BB+      8.250% due 1/15/15 (c)................................       27,625
   16,000  BB+      8.250% due 1/15/15 (c)................................       17,680
                                                                           ------------
                                                                                 45,305
                                                                           ------------
Canada -- 0.14%
                  Quebec Province, Debentures:
  330,000  A+       7.125% due 2/9/24.....................................      376,456
  270,000  A+       7.500% due 9/15/29....................................      323,532
                                                                           ------------
                                                                                699,988
                                                                           ------------
Colombia -- 0.01%
                  Republic of Colombia:
   20,000  BB       Bonds, 11.750% due 2/25/20............................       23,550
   25,000  BB       Notes, 10.500% due 7/9/10.............................       28,187
                                                                           ------------
                                                                                 51,737
                                                                           ------------
Germany -- 0.38%
1,670,000           Federal Republic of Germany 4.500% due 8/17/07........    1,913,814
                                                                           ------------
Italy -- 0.01%
   40,000  AA       Republic of Italy, Bonds, 2.500% due 3/31/06..........       39,998
                                                                           ------------
Mexico -- 0.85%
                  United Mexican States:
  490,000  BBB-     Bonds, 11.500% due 5/15/26 (g)........................      684,775
  190,000  BBB-     Notes, 8.375% due 1/14/11 (g).........................      219,450
  125,000  BBB-     4.625% due 10/8/08....................................      124,094
  800,000  BBB-     8.375% due 1/14/11....................................      924,000
1,500,000  BBB-     6.375% due 1/16/13....................................    1,515,000
  530,000  BBB-     United Mexican States, Bonds, 11.500% due 5/15/26 (a).      740,675
                                                                           ------------
                                                                              4,207,994
                                                                           ------------

                         CORE FIXED INCOME INVESTMENTS
                                  (Unaudited)

                                August 31, 2003

  Shares   Ratings                             Security                                 Value
---------- -------                             --------                              -----------
Panama -- 0.01%
                   Republic of Panama, Bonds.:
    30,000 BB        9.375% due 7/23/12............................................. $    33,900
    15,000 BB        10.750% due 5/15/20............................................      17,813
                                                                                     -----------
                                                                                          51,713
                                                                                     -----------
Peru -- 0.01%
    60,000 BB-     Republic of Peru, Bonds, FLIRB, Series 20 Year, 4.500% due 3/7/17      50,700
                                                                                     -----------
Philippines -- 0.01%
    45,000 BB      Philippine Government International Bond, 9.875% due 1/15/19.....      47,306
                                                                                     -----------
Russian -- 0.01%
    70,000 BB      Russian Federation, Unsub. Bonds, 5.000% due 3/31/30.............      64,137
                                                                                     -----------
South Africa -- 0.33%
 1,500,000 BBB     South Africa Notes, 7.375% due 4/25/12...........................   1,642,500
                                                                                     -----------
Sweden -- 0.53%
22,050,000         Kingdom of Sweden 3.500% due 4/20/06.............................   2,628,034
                                                                                     -----------
                   TOTAL SOVEREIGN BONDS
                   (Cost -- $11,567,026)............................................  11,662,843
                                                                                     -----------
PREFERRED STOCK -- 0.02%
       200         Fresenius Medical Care Capital Trust II, 7.875% due 2/1/08.......      20,900
     1,000         Home Ownership Funding CP II, 13.338% (C)........................      55,469
        35         McLeodUSA Inc., Series A, 2.500% due 4/18/12.....................         198
                                                                                     -----------
                   TOTAL PREFERRED STOCK
                   (Cost -- $89,818)................................................      76,567
                                                                                     -----------
WARRANTS -- 0.0%
        77         McLeodUSA Inc., Expire 4/16/07 (Cost -- $0)......................          29
                                                                                     -----------
PURCHASED OPTIONS -- 0.02%
                   Euro Dollar Futures:
         2           Call @ 96.5, Expire 9/15/03....................................       5,575
         5           Call @ 99.5, Expire 12/15/03...................................          31
         8           Put @ 99.5, Expire 3/15/04.....................................      20,100
        13         Euro Dollar Midcurve 1 Year Futures, Put @ 99.25, Expire 9/12/03.      53,300
                                                                                     -----------
                   TOTAL PURCHASED OPTIONS
                   (Cost -- $44,465)................................................      79,006
                                                                                     -----------

   Face
  Amount
-----------
SHORT-TERM INVESTMENTS -- 10.48%
COMMERCIAL PAPER -- 5.07%
$10,000,000   Federal Home Loan Mortgage Corporation (FHLMC), zero coupon due 9/12/03 $  9,997,360
              Federal National Mortgage Association (FNMA):
  1,200,000     1.055% due 11/19/03..................................................    1,197,222
  7,000,000     1.080% due 11/26/03..................................................    6,981,940
  4,400,000     1.060% due 12/15/03..................................................    4,386,397
  1,100,000     1.135% due 2/25/04...................................................    1,093,861
  1,100,000   Kraft Foods Inc., 2.080% due 2/27/04...................................    1,100,000
    150,000   Federal National Mortgage Association, zero coupon due 10/22/03 (h)....      149,760
    340,000   Federal National Mortgage Association, 0.030% due 10/22/03 (h).........      339,437
                                                                                      ------------
              TOTAL COMMERCIAL PAPER
              (Cost -- $25,245,715)..................................................   25,245,977
                                                                                      ------------

     Face
    Amount                        Security                          Value
  -----------                     --------                       ------------
  U.S. TREASURY BILLS -- 0.37%
              U.S. Treasury Bills:
  $   970,000  Due 9/25/03...................................... $    969,379
      485,000  Due 11/20/03.....................................      483,944
       10,000  Due 12/4/03 (g)..................................        9,975
      380,000  Due 12/18/03 (g).................................      378,928
                                                                 ------------
              TOTAL U.S. TREASURY BILLS
              (Cost -- $1,842,226)..............................    1,842,226
                                                                 ------------
  REPURCHASE AGREEMENTS -- 5.04%
   23,524,000 Merrill Lynch & Co., Inc., 1.010% due 9/2/03;
               Proceeds at maturity -- $23,526,641; (Fully
               collateralized by U.S. Treasury Notes and Bonds,
               1.500% to 13.875% due 11/15/03 to 8/15/26;
               Market Value -- $23,994,511).....................   23,524,000
    1,438,000 State Street Bank and Trust Co., 0.930% due
               9/2/03; Proceeds at maturity -- $1,438,149;
               (Fully collateralized by U.S. Treasury Bonds,
               7.875% due 2/15/21; Market Value -- $1,473,176)..    1,438,000
       95,000 CIBC World Markets Corp., 0.950% due 9/2/03;
               Proceeds at maturity -- $95,010; (Fully by
               collateralized U.S. Treasury Bills and Notes,
               0.000% to 7.875% due 11/13/03 to 2/15/12; Market
               value -- $96,900)................................       95,000
       87,000 Morgan Stanley, 0.990% due 9/2/03; Proceeds at
               maturity -- $87,009; (Fully by collateralized
               U.S. Treasury Notes and Bonds; 3.000% to 11.250%
               due 11/15/05 to 2/15/31; Market Value -- $88,949)       87,000
                                                                 ------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost -- $25,144,000).............................   25,144,000
                                                                 ------------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost -- $52,231,941).............................   52,232,203
                                                                 ------------
              TOTAL INVESTMENTS -- 100%
              (Cost -- $336,119,728**).......................... $498,271,675
                                                                 ============

--------
(a) All or a portion of this security is on loan.
(b) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk(*), are rated by Moody's Investors Services.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1993. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Subsequent to the reporting period, the company changed its name to Time Warner Inc.
(e) Security is currently in default.
(f) Security is traded on a "to-be-announced" basis.
(g) All or a portion of this security is segregated for either open futures contracts or open purchase commitments.
(h) All or a portion of this security is held as collateral for open futures contracts commitments.
(i) Security acquired under mortgage dollar roll agreement.
** Aggregate cost for Federal income tax purposes is substantially the same.

                  PRO FORMA CONDENSED STATEMENT OF OPERATIONS
                                  (Unaudited)

                                                                                                          Pro Forma
                                       Multi-Sector  Mortgage     Long Term   Intermediate                   Core
                                       Fixed Income   Backed        Bond      Fixed Income               Fixed Income
                                       Investments  Investments  Investments  Investments  Adjustments   Investments
                                       ------------ -----------  -----------  ------------ -----------   ------------
INVESTMENT INCOME:
Interest.............................. $ 1,850,443  $ 6,840,434  $ 1,653,805  $15,844,902         --     $26,189,584
Dividends.............................      10,565           --           --                      --          10,565
                                       -----------  -----------  -----------  -----------   --------     -----------
                                         1,861,008    6,840,434    1,653,805   15,844,902         --      26,200,149
EXPENSES:
Management fees....................... $   144,709  $   538,558  $   114,934  $ 1,264,473   (242,674)(a) $ 1,820,000
Administration fees...................      70,984      215,423       57,467      634,328     68,202 (b)     910,000
Transfer Agent........................      88,000      154,000       70,000      409,019   (221,019)(c)     500,000
Custody...............................      68,000       20,000       20,700       55,048    (53,748)(c)     110,000
Shareholder Communications............       3,000        7,000        3,000       19,942       (942)(c)      32,000
Registration fees.....................      14,998       12,655       12,145       18,025    (38,923)(c)      18,000
Trustees fees.........................       4,000        5,000        2,000       10,231     (1,231)(c)      20,000
Audit and Legal.......................      23,503       33,000       32,000       33,079    (89,582)(c)      32,000
Other.................................       4,000        3,028        1,997        6,001    (10,026)(c)       5,000
                                       -----------  -----------  -----------  -----------   --------     -----------
Total Expenses........................     421,194      988,664      314,243    2,450,146                  3,447,000
Less: Management fee waivers..........    (137,260)    (126,972)          --           --    224,232 (d)     (40,000)
                                       -----------  -----------  -----------  -----------   --------     -----------
Net Expenses..........................     283,934      861,692      314,243    2,450,146                  3,407,000
                                       -----------  -----------  -----------  -----------   --------     -----------
Net Investment Income.................   1,577,074    5,978,742    1,339,562   13,394,756                 22,783,149

REALIZED AND UNREALIZED
 GAIN/LOSS:
Realized Gain (Loss) From:
  Securities transactions.............  (1,109,254)  (1,642,350)   1,465,590     (614,591)                (1,900,605)
  Options written.....................      33,337           --      234,711    1,238,942                  1,506,990
  Futures contracts...................    (590,930)          --     (510,452)      80,641                 (1,020,741)
  Foreign currency transactions.......                                           (873,551)
                                       -----------  -----------  -----------  -----------   --------     -----------
Net Realized Gain (Loss)..............  (1,666,847)  (1,642,350)   1,189,849     (168,559)                (1,414,356)
                                       -----------  -----------  -----------  -----------   --------     -----------
Change in unrealized appreciation/
 depreciation:
  Beginning of year...................    (291,854)   3,612,962      823,642    3,119,542                  7,264,292
  End of year.........................    (585,122)  (1,186,928)    (219,070)   4,220,542                  2,229,422
                                       -----------  -----------  -----------  -----------   --------     -----------
Change in unrealized appreciation/
 depreciation.........................    (293,268)  (4,799,890)  (1,042,712)   1,101,000                 (5,034,870)
                                       -----------  -----------  -----------  -----------   --------     -----------
Net Gain/(Loss) on Investments........  (1,960,115)  (6,442,240)     147,137      932,441                 (6,449,226)
                                       -----------  -----------  -----------  -----------   --------     -----------
   Increase (Decrease) in Net Assets
    from Operations................... $  (383,041) $  (463,498) $ 1,486,699  $14,327,197                $16,343,923
                                       ===========  ===========  ===========  ===========   ========     ===========

--------
(a) Assumes average net assets is $445,000,000 and .40% management fee.
(b) Assumes average net assets is $455,000,000 and .20% administration fee.
(c) Reflects adjustment to eliminate duplicate services.
(d) Reflects reduction of waiver due to reduced expenses and increased assets.

                          August 31, 2003 (unaudited)

    Pro Forma Footnotes of Merger Between Consulting Group Capital Markets Funds--Mortgage Backed Investments, Multi-Sector Fixed Income Investments,
           Long-Term Bond and Intermediate Fixed Income Investments

1.  General

   The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed acquisition of substantially all of the assets of Consulting Group Capital Markets Funds--Mortgage Backed Investments, Multi-Sector Fixed Income Investments and Long-Term Bond Investments ("the Acquired Funds") by the Intermediate Fixed Income Investments ("The Acquiring Fund") in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Funds (collectively, the "Reorganization") as described elsewhere in this proxy statement/prospectus. The Acquiring Fund's name will also be changed to Consulting Group Capital Markets Funds--Core Fixed Income Investments.

   Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Acquired Fund for shares of The Acquiring Funds will be treated as a tax-free reorganization and accordingly will be accounted for as a tax-free merger. The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of The Acquiring Funds at net asset value. The unaudited pro forma schedule of investments and the unaudited pro forma statement of assets and liabilities have been prepared as though the acquisition had been effective on August 31, 2003. The unaudited pro forma statement of operations has been prepared as though the acquisition had been effective for the year ended August 31, 2003.

   The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquired Funds and the Acquiring Fund which are included in their respective annual reports dated August 31, 2003. The expense of the reorganization, including the cost of the proxy solicitation, will be borne by Smith Barney Fund Management LLC ("SBFM"), The Acquiring Fund's Investment Manager. SBFM is a subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a subsidiary of Citigroup Inc.

2.  Significant Accounting Policies

   The Acquiring Fund is a separate investment fund of the Consulting Group Capital Markets Funds ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust offers 15 other investment funds.

   The significant accounting policies consistently followed by the Acquiring Fund are:

   (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the current bid and asked prices; certain debt securities of U.S. issuers are valued at the mean between the quoted bid and asked prices; U.S government agencies and obligations are valued at the mean between the bid and asked prices; securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premiums and accretion of original issue discount, is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and
       (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

3.  Pro-Forma Adjustments

   The accompanying unaudited pro forma portfolio of investments and pro forma financial statements reflect changes in shares and fund expenses as if the merger had been in effect for the year ended August 31, 2003. Adjustments were made to certain expenses to reflect the merged entities' operations.

4.  Investment Advisory Agreement and Other Transactions

   The Trust has entered into an investment management agreement with Smith Barney Fund Management LLC, and indirect wholly-owned subsidiary of Citigroup Inc. The Consulting Group ("Manager"), a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Acquiring Fund. SBFM has entered into an investment advisory agreement with each adviser selected for the Funds (collectively, "Sub-Advisers")

   Under the Management Agreement, each Fund pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to each respective Fund's average daily net assets. In addition, SBFM pays each Sub-Adviser based on rates applied to average daily net assets on a monthly basis. As a result of the reorganization, the sub-advisers and their respective management fee rates are listed below:

    Blackrock Financial Management, Inc. .20 on the first $500 million
                                         .25 on the amount over $500 million

    Pacific Investment Management Co.    .25 of the average daily net assets
    Western Asset Management Co.         .20 of the average daily net assets

   In addition, contracts with Utendahl Capital Management CFI, the current sub-adviser of Mortgage Backed Investments and Multi-Sector Fixed Income Investments will be terminated.

   Under an administration agreement, SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is also calculated daily and paid monthly.

   Under these agreements, The Fund pays SBFM a maximum annual combined fee of 0.60% of average net assets for both investment advisory and administration services. In addition, SBFM has agreed to waive a portion of its fees to keep the Fund's expense ratio capped at .75%.

   All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification

Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A as filed on January 7, 1993.

Item 16.  Exhibits

(1)(a) Master Trust Agreement is incorporated by reference to Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the "Commission") on May 24, 1991 (the "Registration Statement").

(1)(b) Amendment No. 1 to Master Trust Agreement is incorporated by reference to the Registration Statement.

(1)(c) Amendment No. 2 to Master Trust Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A as filed with the Commission on July 22, 1991 ("Pre-Effective Amendment No. 1").

(1)(d) Amendment No. 3 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 6 ("Post-Effective Amendment No. 6") to the Registration Statement on Form N-1A filed on March 18, 1994.

(1)(e) Amendment No. 4 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34 ("Post-Effective Amendment No. 34") to the Registration Statement on Form N-1A filed on July 29, 2002.

(1)(f) Amendment No. 5 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(1)(g) Amendment No. 6 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(1)(h) Amendment No. 7 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(1)(i) Amendment No. 8 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(1)(j) Amendment No. 9 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(1)(k) Amendment No. 10 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(1)(l) Amendment No. 11 to Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 34.

(1)(m) Amendment No. 12 to the Master Trust Agreement (to be filed by amendment).

(1)(n) Amendment No. 13 to the Master Trust Agreement (to be filed by amendment).

(2)(a) By-Laws are incorporated by reference to the Registration Statement.

(2)(b) Amended and Restated By-Laws are incorporated by reference to Pre-Effective Amendment No. 1.

(2)(c) Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 38 ("Post-Effective Amendment No. 38") to the Registration Statement filed on July 29, 2003.

(3) Not Applicable.

(4) Form of the Plan of Reorganization is included as Exhibit A to Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement on Form N-14.

(5) Not applicable.

(6)(a) Investment Management Agreement dated July 30, 1993 between the Registrant and The Consulting Group, a division of Smith, Barney Advisers, Inc., is incorporated by reference to Post-Effective Amendment No. 3 ("Post-Effective Amendment No. 3") to the Registration Statement on Form N-1A filed with the Commission on October 29, 1993.

(6)(b) Investment Advisory Agreement dated July 30, 1993 between Smith, Barney Advisers, Inc. and Smith Affiliated Capital Corp. relating to Registrant's Municipal Bond Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(6)(c) Investment Advisory Agreement dated July 30, 1993 between Smith, Barney Advisers, Inc. and Atlantic Portfolio Analytics & Management, Inc. relating to Registrant's Mortgage Backed Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(6)(d) Investment Advisory Agreement dated January 4, 1999 between Mutual Management Corp. and Seix Investment Advisors Inc. relating to Registrant's Balanced Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28 ("Post-Effective Amendment No. 28") to the Registration Statement on Form N-1A filed with the Commission on December 23, 1999.

(6)(e) Investment Advisory Agreement dated January 4, 1999 between Mutual Management Corp. and Laurel Capital Advisors, LLP relating to Registrant's Balanced Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(6)(f) Investment Advisory Agreement dated April 1, 1999 between SSBC Fund Management Inc. (formerly Smith, Barney Advisers, Inc.) and Standish, Ayer & Wood, Inc. relating to Registrant's Intermediate Fixed Income Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 27.

(6)(g) Investment Advisory Agreement dated July 30, 1993 between Smith, Barney Advisers, Inc. and Julius Baer Investment Management Inc. relating to Registrant's International Fixed Income Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(6)(h) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and NFJ Investment Group Inc. relating to Registrant's Small Capitalization Value Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 27. (6)(i) Investment Advisory Agreement dated October 1, 1998 between Mutual Management Corp. (formerly Smith Barney Mutual Funds Management Inc.) and The Boston Company Asset Management LLC relating to Registrant's Large Capitalization Value Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(6)(j) Investment Advisory Agreement dated March 10, 1995 between Smith Barney Mutual Funds Management Inc. and Parametric Portfolio Associates, Inc. relating to Registrant's Large Capitalization Value Equity Investments Portfolio (to be filed by amendment).

(6)(k) Investment Advisory Agreement dated January 11, 1999 between Mutual Management Corp. and Provident Investment Counsel relating to Registrant's Large Capitalization Growth Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(6)(l) Investment Advisory Agreement dated October 1, 1998 between Mutual Management Corp. and Standish, Ayer & Wood, Inc. relating to Registrant's Government Money Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(6)(m) Investment Advisory Agreement dated October 1, 1998 between Mutual Management Corp. and Oechsle International Advisors L.P. relating to Registrant's International Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 28.

(6)(n) Investment Advisory Agreement dated March 3, 1994 between Smith, Barney Advisers, Inc. and John Govett & Company, Ltd. relating to Registrant's Emerging Markets Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 6.

(6)(o) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC. (formerly Mutual Management Corp. and SSBC Fund Management Inc.) and Western Asset Management Company relating to Long-Term Bond Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(p) Investment Advisory Agreement dated June, 1997 between Smith Barney Mutual Funds Management Inc. and Wall Street Associates relating to Small Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A.

(6)(q) Investment Advisory Agreement dated November 18, 1997 between Smith Barney Mutual Funds Management Inc. and Westpeak Investment Advisors, LP relating to Small Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A.

(6)(r) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and Mellon Capital Management Corporation relating to Small Capitalization Value Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(6)(s) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and Mellon Capital Management Corporation relating to Small Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 28.

(6)(t) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and Barclays Global Fund Advisors relating to Large Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(u) Investment Advisory Agreement dated January 11, 1999 between Mutual Management Corp. and Barclays Global Fund Advisors relating to Large Capitalization Value Equity Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(v) Investment Advisory Agreement dated April 1, 1998 between Mutual Management Corp. and David L. Babson & Co. Inc. relating to Small Capitalization Value Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(6)(w) Investment Advisory Agreement dated June 15, 1998 between Mutual Management Corp. and Alliance Capital Management L.P. relating to Large Capitalization Value Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(6)(x) Investment Advisory Agreement dated October 1, 1998 between Mutual Management Corp. and State Street Global Advisors relating to International Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(6)(y) Investment Advisory Agreement dated July 15, 1998 between Mutual Management Corp. and State Street Global Advisors relating to Emerging Markets Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(6)(z) Investment Advisory Agreement dated August 3, 1998 between Mutual Management Corp. and Baring Asset Management, Inc. relating to Emerging Markets Equity Investments is incorporated by reference to Post-Effective Amendment No. 28.

(6)(aa) Investment Advisory Agreement dated April 15, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Pegasus Investments, Inc. relating to Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(bb) Investment Advisory Agreement dated April 15, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and State Street Global Advisors relating to Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(cc) Investment Advisory Agreement dated April 15, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Calamos Asset Management relating to

Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(dd) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and Standish, Ayer & Wood, Inc. relating to Registrant's Multi-Sector Fixed Income Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(ee) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and National Asset Management Corp. relating to Registrant's Multi-Sector Fixed Income Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(ff) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and Atlantic Portfolio Analytics and Management Inc. relating to Registrant's Multi-Sector Fixed Income Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(gg) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and Alliance Capital Management, L.P. relating to Registrant's Multi-Sector Fixed Income Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(hh) Investment Advisory Agreement dated October 1, 1999 between SSB Citi Fund Management LLC (formerly SSBC Fund Management Inc. and Mutual Management Corp.) and Barclays Global Fund Advisors relating to Registrant's S & P 500 Index Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(ii) Investment Advisory Agreement dated April 1, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Chartwell Investment Partners relating to Registrant's Large Capitalization Value Equity Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 27.

(6)(jj) Investment Advisory Agreement dated April 1, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Kern Capital Management LLC relating to Small Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(kk) Investment Advisory Agreement dated April 1, 1999 between SSBC Fund Management Inc. (formerly Mutual Management Corp.) and Marvin & Palmer Associates relating to International Equity Investments is incorporated by reference to Post-Effective Amendment No. 27.

(6)(ll) Investment Advisory Agreement dated April 1, 1999 between SSBC Fund Management Inc. and Pacific Investment Management Co. relating to Registrant's Intermediate Fixed Income Investments Portfolio is incorporated by reference to Post-Effective Amendment No. 27.

(6)(mm) Investment Advisory Agreement dated December 3, 2001 between Smith Barney Fund Management LLC and SSI Investment Management Inc. relating to Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 34.

(6)(nn) Investment Advisory Agreement dated April 1, 2002 between Smith Barney Fund Management LLC and Franklin Portfolio Associates LLC relating to Registrant's Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 34.

(6)(oo) Investment Advisory Agreement dated December 21, 2001 between Smith Barney Fund Management LLC and Alliance Capital Management L.P. relating to Registrant's Large Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 35.

(6)(pp) Investment Advisory Agreement dated August 1, 2002 between Smith Barney Fund Management LLC and Deutsche Asset Management Investment Services Limited relating to Registrant's International Equity Investments is incorporated by reference to Post-Effective Amendment No. 35.

(6)(qq) Investment Advisory Agreement dated July 1, 2002 between Smith Barney Fund Management LLC and INVESCO Institutional (N.A.), Inc. relating to Registrant's Balanced Investments is incorporated by reference to Post-Effective Amendment No. 35.

(6)(rr) Investment Advisory Agreement dated July 9, 2002 between Smith Barney Fund Management LLC and Turner Investment Partners, Inc. relating to Registrant's Large Capitalization Growth Investments is incorporated by reference to Post-Effective Amendment No. 35.

(6)(ss) Investment Advisory Agreement dated October 1, 2002 between Smith Barney Fund Management LLC and Seix Investment Advisors Inc. relating to Registrant's High Yield Investments is incorporated by reference to Post-Effective Amendment No. 35.

(6)(tt) Investment Advisory Agreement dated December 17, 2002 between Smith Barney Fund Management LLC and Philadelphia International Advisors LP relating to International Equity Investments is incorporated by reference to Post-Effective Amendment No. 36.

(6)(uu) Investment Advisory Agreement dated April 2, 2003 between Smith Barney Fund Management LLC and Freeman Associates Investment Management LLC relating to Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 38.

(6)(vv) Investment Advisory Agreement dated April 3, 2003 between Smith Barney Fund Management LLC and Camden Asset Management L.P. relating to Multi-Strategy Market Neutral Investments is incorporated by reference to Post-Effective Amendment No. 38.

(7)(a) Distribution Agreement dated July 30, 1993 between the Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 3.

(7)(b) Form of Distribution Agreement between the Registrant and CFBDS Inc. is incorporated by reference to Post-Effective Amendment No. 23.

(7)(c) Form of Distribution Agreement between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A as filed on July 26, 2000
("Post-Effective Amendment No. 30").

(8) Not Applicable.

(9)(a) Custody Agreements between the Registrant and PNC Bank and Morgan Guaranty and Trust Company dated March 3, 1995 and August 24, 1995, respectively, are incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-lA as filed on November 2, 1995.

(9) (b) Master Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 34.

(10) Not applicable.

(11)(a) Opinion and consent of Willkie Farr & Gallagher LLP, counsel to the Registrant, with respect to validity of shares (to be filed by amendment).

(12) Form of opinion of Willkie Farr & Gallagher LLP with respect to tax matters (to be filed by amendment).

(13)(a) Transfer Agency and Registrar Agreement between the Registrant and The Shareholder Services Group, Inc., dated September 26, 1993, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, as filed on December 30, 1993.

(13)(b) Form of Transfer Agency Agreement between the Registrant and Smith Barney Private Trust Company (currently known as Citi Trust Bank, fsb) is incorporated by reference to Post-Effective Amendment No. 30.

(13)(c) Form of Sub-Transfer Agency Agreement between the First Data Investor Services Group Inc. (currently known as PFPC Global Fund Services) and Smith Barney Private Trust Company (currently known as Citi Trust Bank, fsb) is incorporated by reference to Post-Effective Amendment No. 30.

(13)(d) Administration Agreement dated June 2, 1994 between the Registrant and Smith, Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 16.

(14) Auditors' Consent is filed herein.

(15) Not Applicable.

(16) Powers of Attorney are included on the signature page to this Registration Statement on Form N-14.

(17) Form of Proxy Card (included as an exhibit to Registrant's
Prospectus/Proxy Statement contained in Part A of this Registration Statement on Form N-14).

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of New York and State of New York on the 22nd day of December, 2003.

                                       CONSULTING GROUP CAPITAL MARKETS FUNDS

                                       By: /s/ R. Jay Gerken
                                           R. Jay Gerken
                                           President and Chief Executive Officer

                                POWER OF ATTORNEY

         Each person whose signature appears below, hereby makes, constitutes and appoints each of R. Jay Gerken, with full power to act without the other, as his agent and attorney-in-fact for the purpose of executing in his name, in his capacity as an officer or Trustee of Consulting Group Capital Markets Funds, this Registration Statement on Form N-14 (including amendments thereto) to be filed with the United States Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder.

         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                     TITLE                         DATE
          ---------                     -----                         ----

/s/ R. Jay Gerken               Trustee and Chairman of        December 22, 2003
-----------------------               the Board
R. Jay Gerken                   (Chief Executive Officer)


/s/ Frances M. Guggino                Controller               December 22, 2003
-----------------------         (Chief Financial Officer)
Frances M. Guggino


/s/ H. John Ellis                      Trustee                 December 22, 2003
-----------------------
H. John Ellis


/s/ Armon E. Kamesar                   Trustee                 December 22, 2003
-----------------------
Armon E. Kamesar


-----------------------                Trustee
Stephen E. Kaufman


/s/ John J. Murphy                     Trustee                 December 22, 2003
-----------------------
John J. Murphy

EXHIBIT INDEX

Exhibit No.                           Exhibit

(4) Form of the Plan of Reorganization (included as Exhibit A to Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement on Form N-14).

(16) Powers of Attorney (included on the signature page to this Registration Statement on Form N-14).

(17) Form of Proxy Card (included as an exhibit to Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement on Form N-14).

(14)     Auditor's consent.